United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356
(Address of principal executive offices) (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: (513)-878-4066

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of portfolio investments
Praxis Intermediate Income Fund
September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—1.5%
Cabela's Master Credit
Card Trust, 0.83%,
6/17/19+(a)	$ 1,000,000	$ 999,995
GTP Acquisition Partners
I LLC, 4.35%,
6/15/16(a)	700,000	703,485
Hyundai Auto
Receivables Trust,
1.65%, 2/15/17	1,000,000	1,018,406
SBA Tower Trust, 4.25%,
4/15/15(a)	750,000	791,848
Trip Rail Master Funding
LLC, 2.73%,
7/15/41+(a)	980,497	980,489
TOTAL ASSET
BACKED
SECURITIES		4,494,223

COLLATERALIZED MORTGAGE OBLIGATION—
0.0%**
JPMorgan Mortgage
Trust, 4.50%, 9/25/34	85,112	85,409

COMMERCIAL MORTGAGE BACKED
SECURITIES—6.8%
Banc of America Merrill
Lynch Commercial
Mortgage, Inc., 5.12%,
7/11/43	354,702	357,333
Bear Stearns Commercial
Mortgage Securities,
4.52%, 11/11/41	500,000	502,429
Bear Stearns Commercial
Mortgage Securities,
4.56%, 2/13/42+	393,031	392,569
Bear Stearns Commercial
Mortgage Securities,
4.67%, 6/11/41	1,000,000	1,062,506
Bear Stearns Commercial
Mortgage Securities,
4.95%, 2/11/41	238,839	239,667
Bear Stearns Commercial
Mortgage Securities,
5.12%, 2/11/41+	1,000,000	1,072,769
Bear Stearns Commercial
Mortgage Securities,
5.13%, 10/12/42+	926,480	924,685

	PRINCIPAL
	AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED
SECURITIES—6.8%, continued
Bear Stearns Commercial
Mortgage Securities,
5.54%, 9/11/41	$ 2,000,000	$ 2,194,910
Bear Stearns Commercial
Mortgage Securities,
5.61%, 6/11/50	916,464	944,969
Bear Stearns Commercial
Mortgage Securities,
5.74%, 9/11/42+	1,000,000	1,109,245
CS First Boston Mortgage
Securities Corp.,
5.12%, 8/15/38+	654,867	662,204
DBUBS Mortgage Trust,
3.74%, 11/10/46(a)	740,945	760,084
First Union National
Bank Commercial
Mortgage, 6.22%,
12/12/33	71,467	71,409
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.63%, 3/15/46	324,402	327,559
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.90%, 10/15/42	1,000,000	1,011,230
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.92%, 10/15/42+	1,000,000	1,074,601
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.13%, 5/15/47	552,008	562,915
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.17%, 8/12/40+	921,422	939,513
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.40%, 5/15/45	2,000,000	2,162,978
LB-UBS Commercial
Mortgage Trust, 4.65%,
7/15/30	225,343	226,546
Morgan Stanley Capital I,
3.88%, 9/15/47(a)	1,000,000	1,032,126

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED
SECURITIES—6.8%, continued
Morgan Stanley Capital I,
4.83%, 6/12/47	$ 334,833	$ 334,605
Morgan Stanley Capital I,
5.01%, 1/14/42	217,085	218,059
Morgan Stanley Capital I,
5.99%, 8/12/41+	1,000,000	1,123,629
Morgan Stanley Dean
Witter Capital I, 5.93%,
12/15/35	1,225,000	1,236,734
TOTAL
COMMERCIAL
MORTGAGE
BACKED
SECURITIES		20,545,274

FOREIGN BONDS—1.4%
Arab Republic of Egypt,
4.45%, 9/15/15	2,000,000	2,261,240
Province of Ontario,
Canada, 4.10%, 6/16/14	1,000,000	1,082,031
Republic of Austria,
2.00%, 11/15/12(a)	1,000,000	1,015,905
TOTAL FOREIGN
BONDS		4,359,176

MUNICIPAL BONDS—2.3%
Cincinnati Ohio Water
System Rev., 6.46%,
12/01/34	600,000	681,444
Columbus Multi-High
School Building Corp.
Rev., 6.45%, 1/15/30	1,000,000	1,092,400
Fort Wayne International
Airport Air Trade
Center Building Corp.,
4.25%, 7/15/16	500,000	526,440
Houston Independent
School District, 6.17%,
2/15/34	1,000,000	1,093,300
Indianapolis Public
School Multi-School
Building, 5.73%,
7/15/29	1,500,000	1,591,140
LL&P Wind Energy, Inc.
(XLCA), 5.73%,
12/01/17(a)	1,000,000	978,800

	PRINCIPAL
	AMOUNT	FAIR VALUE
MUNICIPAL BONDS—2.3%, continued
Wisconsin State
Transportation Rev.,
5.84%, 7/01/30	$ 800,000	$ 876,600
TOTAL
MUNICIPAL
BONDS		6,840,124
CORPORATE BONDS—45.3%
ADVERTISING—0.7%
Interpublic Group of
Cos., Inc., 10.00%,
7/15/17	750,000	853,125
Omnicom Group, Inc.,
6.25%, 7/15/19	1,000,000	1,147,035
		2,000,160
AUTO COMPONENTS—0.4%
BorgWarner, Inc., 5.75%,
11/01/16	1,000,000	1,115,577

BIOTECHNOLOGY—0.2%
Biogen Idec, Inc., 6.00%,
3/01/13	500,000	528,978

BROADCASTING & CABLE TV—0.6%
Comcast Corp., 5.15%,
3/01/20	1,000,000	1,128,697
DIRECTV Holdings LLC
/ DIRECTV Financing
Co., Inc., 7.63%,
5/15/16	750,000	806,250
		1,934,947
BUILDING PRODUCTS—0.4%
Masco Corp., 6.13%,
10/03/16	500,000	487,591
Owens Corning, 6.50%,
12/01/16	800,000	862,990
		1,350,581
CAPITAL MARKETS—0.6%
BlackRock, Inc., 3.50%,
12/10/14	1,000,000	1,062,582
Franklin Resources, Inc.,
2.00%, 5/20/13	670,000	678,878
		1,741,460
CHEMICALS—0.7%
Airgas, Inc., 3.25%,
10/01/15	1,000,000	1,030,300
Albemarle Corp., 4.50%,
12/15/20	500,000	538,671

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
CHEMICALS—0.7%, continued
Nalco Co., 8.25%,
5/15/17	$ 500,000	$ 545,000
		2,113,971
COMMERCIAL BANKS—1.8%
ANZ National
International Ltd.,
3.13%, 8/10/15(a)	1,000,000	1,004,558
Bank of New York
Mellon Corp., 5.13%,
8/27/13	830,000	893,366
Canadian Imperial Bank
of Commerce, 2.00%,
2/04/13(a)	1,000,000	1,014,858
State Street Corp., 7.35%,
6/15/26	1,000,000	1,277,849
Wells Fargo & Co.,
5.25%, 10/23/12	1,250,000	1,303,081
		5,493,712
COMMERCIAL SERVICES & SUPPLIES—0.7%
GATX Corp., 9.00%,
11/15/13	974,211	1,115,471
TTX Co., 4.90%,
3/01/15(a)	1,000,000	1,084,902
		2,200,373
CONSTRUCTION MATERIALS—0.4%
Martin Marietta
Materials, Inc., 6.60%,
4/15/18	1,000,000	1,127,528

CONSUMER FINANCE—1.4%
American Express Credit
Corp., 2.80%, 9/19/16	1,000,000	995,041
American Honda Finance
Corp., 4.63%,
4/02/13(a)	1,500,000	1,569,024
Ford Motor Credit Co.
LLC, 7.00%, 4/15/15	1,000,000	1,050,000
Harley-Davidson
Financial Services, Inc.,
3.88%, 3/15/16(a)	150,000	154,362
SLM Corp., 5.38%,
1/15/13	500,000	500,023
		4,268,450
CONTAINERS & PACKAGING—0.5%
Bemis Co., Inc., 5.65%,
8/01/14	500,000	541,673

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
CONTAINERS & PACKAGING—0.5%, continued
Sealed Air Corp., 7.88%,
6/15/17	$ 1,000,000	$ 1,051,973
		1,593,646
DIVERSIFIED FINANCIAL SERVICES—3.6%
Ally Financial, Inc.,
6.75%, 12/01/14	600,000	573,750
Bank of America Corp.,
4.50%, 4/01/15	500,000	473,872
Citigroup, Inc., 5.13%,
5/05/14	1,000,000	1,027,614
ERAC USA Finance
LLC, 5.90%,
11/15/15(a)	1,000,000	1,122,535
General Electric Capital
Corp., 6.15%, 8/07/37 .	1,000,000	1,068,847
Goldman Sachs Group,
Inc., 5.50%, 11/15/14 .	250,000	261,244
JPMorgan Chase & Co.,
4.65%, 6/01/14	1,000,000	1,058,635
Morgan Stanley, 5.63%,
9/23/19	1,500,000	1,407,107
NASDAQ OMX Group,
Inc., 4.00%, 1/15/15	750,000	764,330
National Rural Utilities
Cooperative Finance
Corp., 10.38%,
11/01/18	780,000	1,120,752
NYSE Euronext, 4.80%,
6/28/13	1,000,000	1,062,275
UBS AG, 3.88%, 1/15/15	1,000,000	995,789
		10,936,750
ELECTRIC UTILITIES—4.8%
AEP Texas North Co.,
5.50%, 3/01/13	1,000,000	1,053,917
Atlantic City Electric Co.,
7.75%, 11/15/18	500,000	659,394
CenterPoint Energy
Houston Electric LLC,
7.00%, 3/01/14	1,000,000	1,126,457
CMS Energy Corp.,
4.25%, 9/30/15	600,000	590,327
Consumers Energy Co.,
6.70%, 9/15/19	625,000	791,011
ITC Holdings Corp.,
5.50%, 1/15/20(a)	500,000	570,219

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
ELECTRIC UTILITIES—4.8%, continued
MidAmerican Energy
Co., 6.75%, 12/30/31	$ 1,500,000	$ 1,956,971
Pennsylvania Electric
Co., 5.20%, 4/01/20	500,000	558,920
Portland General Electric
Co., 6.10%, 4/15/19	1,100,000	1,350,866
Potomac Edison Co.,
5.13%, 8/15/15	1,000,000	1,098,025
Potomac Electric Power
Co., 6.50%, 11/15/37	1,000,000	1,337,340
Puget Sound Energy, Inc.,
6.74%, 6/15/18	1,000,000	1,218,562
TransAlta Corp., 4.75%,
1/15/15	500,000	531,152
TransAlta Corp., 6.65%,
5/15/18	500,000	580,120
Vectren Utility Holdings,
Inc., 6.63%, 12/01/11	1,000,000	1,008,862
		14,432,143
ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp.,
5.63%, 11/15/21	500,000	586,594

FOOD & STAPLES RETAILING—0.2%
Kroger Co., 7.50%,
1/15/14	500,000	565,612

FOOD PRODUCTS—0.3%
H.J. Heinz Co., 2.00%,
9/12/16	500,000	501,450
Ralcorp Holdings, Inc.,
4.95%, 8/15/20	500,000	484,013
		985,463
GAS UTILITIES—0.9%
Indiana Gas Co., Inc.,
6.55%, 6/30/28	250,000	292,030
Michigan Consolidated
Gas Co., 8.25%,
5/01/14	1,000,000	1,149,978
National Fuel Gas Co.,
6.50%, 4/15/18	500,000	584,392
Sempra Energy, 6.50%,
6/01/16	600,000	702,013
		2,728,413

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY
International, Inc.,
2.75%, 8/15/16	$ 570,000	$ 573,926
Mead Johnson Nutrition
Co., 3.50%, 11/01/14	500,000	524,233
Zimmer Holdings, Inc.,
4.63%, 11/30/19	500,000	552,342
		1,650,501
HEALTH CARE PROVIDERS & SERVICES—0.9%
Express Scripts, Inc.,
6.25%, 6/15/14	550,000	605,391
Howard Hughes Medical
Institute, 3.45%,
9/01/14	843,000	896,547
Laboratory Corp of
America Holdings,
3.13%, 5/15/16	500,000	517,764
McKesson Corp., 6.00%,
3/01/41	474,000	598,408
		2,618,110
HOTELS, RESTAURANTS & LEISURE—0.3%
Hyatt Hotels Corp.,
5.75%, 8/15/15(a)	750,000	799,277

HOUSEHOLD DURABLES—0.4%
Snap-On, Inc., 4.25%,
1/15/18	500,000	549,675
Stanley Black & Decker,
Inc., 6.15%, 10/01/13 .	725,000	788,515
		1,338,190
HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co.,
Inc., 3.35%, 12/15/15	500,000	515,844

INDUSTRIAL CONGLOMERATES—1.3%
Cargill, Inc., 7.50%,
9/01/26(a)	1,250,000	1,778,504
Cooper U.S., Inc., 5.45%,
4/01/15	1,000,000	1,119,966
Harsco Corp., 5.75%,
5/15/18	1,000,000	1,155,464
		4,053,934
INDUSTRIAL MACHINERY—0.4%
Valmont Industries, Inc.,
6.63%, 4/20/20	1,000,000	1,162,544

INSURANCE BROKERS—0.4%
Willis North America,
Inc., 5.63%, 7/15/15	1,000,000	1,087,152

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
INTEGRATED TELECOMMUNICATION SERVICES—
1.4%
AT&T, Inc., 4.95%,
1/15/13	$ 1,000,000	$ 1,047,340
AT&T, Inc., 5.55%,
8/15/41	500,000	538,309
Frontier Communications
Corp., 7.88%, 4/15/15	500,000	501,250
GTE Corp., 6.84%,
4/15/18	1,000,000	1,204,528
Qwest Corp., 6.75%,
12/01/21	476,000	465,290
Verizon Communications,
Inc., 6.00%, 4/01/41	500,000	607,734
		4,364,451
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%,
4/15/17(a)	500,000	522,500

IT SERVICES—2.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	250,000	257,610
Dun & Bradstreet Corp.,
6.00%, 4/01/13	1,000,000	1,065,949
Equifax, Inc., 4.45%,
12/01/14	1,110,000	1,182,628
Fiserv, Inc., 3.13%,
10/01/15	250,000	254,486
Fiserv, Inc., 3.13%,
6/15/16	666,000	674,035
Moody's Corp., 5.50%,
9/01/20	1,000,000	1,066,767
Verisk Analytics, Inc.,
5.80%, 5/01/21	960,000	1,077,745
Western Union Co.,
3.65%, 8/22/18	500,000	504,597
		6,083,817
LIFE & HEALTH INSURANCE—0.3%
Ohio National Financial
Services, Inc., 6.35%,
4/01/13(a)	355,000	374,563
Prudential Financial, Inc.,
4.75%, 4/01/14	641,000	668,679
		1,043,242
MACHINERY—0.2%
Pall Corp., 5.00%,
6/15/20	500,000	561,438

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
METALS & MINING—0.5%
Carpenter Technology
Corp., 6.63%, 5/15/13	$ 500,000	$ 525,979
Teck Resources Ltd.,
9.75%, 5/15/14	750,000	888,930
		1,414,909
MULTI-LINE INSURANCE—1.7%
American International
Group, Inc., 4.25%,
5/15/13	500,000	498,795
Horace Mann Educators
Corp., 6.85%, 4/15/16 .	750,000	815,129
Kemper Corp., 6.00%,
11/30/15	800,000	840,365
Liberty Mutual Group,
Inc., 7.30%, 6/15/14(a)	750,000	812,604
MetLife, Inc., 4.75%,
2/08/21	500,000	520,336
Metropolitan Life Global
Funding I, 5.13%,
6/10/14(a)	500,000	540,032
Principal Life Global
Funding I, 6.25%,
2/15/12(a)	1,000,000	1,018,641
		5,045,902
MULTILINE RETAIL—1.0%
J.C. Penney Co., Inc.,
5.75%, 2/15/18	500,000	487,500
Wal-Mart Stores, Inc.,
1.50%, 10/25/15	1,000,000	1,008,349
Wal-Mart Stores, Inc.,
7.55%, 2/15/30	1,000,000	1,427,323
		2,923,172
OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%,
2/15/21	500,000	535,528

OIL, GAS & CONSUMABLE FUELS—2.1%
ConocoPhillips Holding
Co., 6.95%, 4/15/29	1,075,000	1,431,142
Merey Sweeny LP,
8.85%, 12/18/19(a)	705,088	821,343
Motiva Enterprises LLC,
5.20%, 9/15/12(a)	1,000,000	1,029,334
Newfield Exploration
Co., 7.13%, 5/15/18	500,000	517,500
Pioneer Natural
Resources Co., 5.88%,
7/15/16	500,000	528,166

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
OIL, GAS & CONSUMABLE FUELS—2.1%, continued
Ras Laffan Liquefied
Natural Gas Co. Ltd.
III, 5.83%, 9/30/16(a)	$ 775,800	$ 836,933
Shell International
Finance BV, 4.00%,
3/21/14	1,000,000	1,077,879
		6,242,297
PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%,
8/01/16	702,000	831,870
Plum Creek Timberlands
LP, 4.70%, 3/15/21	375,000	379,902
		1,211,772
PHARMACEUTICALS—1.2%
Abbott Laboratories,
5.13%, 4/01/19	1,000,000	1,179,160
Novartis Capital Corp.,
4.13%, 2/10/14	1,250,000	1,344,076
Roche Holdings, Inc.,
6.00%, 3/01/19(a)	1,000,000	1,221,783
		3,745,019
PIPELINES—1.2%
Enbridge Energy Partners
LP, 5.20%, 3/15/20	500,000	532,008
Enterprise Products
Operating LLC, 3.70%,
6/01/15	1,000,000	1,044,215
Florida Gas Transmission
Co. LLC, 4.00%,
7/15/15(a)	1,000,000	1,057,469
Texas Gas Transmission
LLC, 4.60%, 6/01/15	1,000,000	1,071,628
		3,705,320
PROPERTY & CASUALTY INSURANCE—1.1%
21st Century Insurance
Group, 5.90%,
12/15/13	973,000	1,010,284
Markel Corp., 6.80%,
2/15/13	1,000,000	1,044,740
Progressive Corp., 6.70%,
6/15/37+	500,000	496,250
W.R.Berkley Corp.,
6.15%, 8/15/19	710,000	774,139
		3,325,413

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
PUBLISHING—0.6%
McGraw-Hill Cos., Inc.,
5.38%, 11/15/12	$ 1,000,000	$ 1,039,339
Washington Post Co.,
7.25%, 2/01/19	575,000	699,570
		1,738,909
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
Pan Pacific Retail
Properties, Inc., 5.95%,
6/01/14	1,000,000	1,064,228
ProLogis LP, 6.13%,
12/01/16	1,000,000	1,032,253
		2,096,481
ROAD & RAIL—0.6%
Burlington Northern
Santa Fe LLC, 5.75%,
5/01/40	1,000,000	1,176,447
CSX Transportation, Inc.,
8.38%, 10/15/14	440,202	509,600
		1,686,047
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.1%
Analog Devices, Inc.,
5.00%, 7/01/14	1,000,000	1,093,044
Applied Materials, Inc.,
2.65%, 6/15/16	370,000	379,079
Applied Materials, Inc.,
7.13%, 10/15/17	500,000	617,050
KLA-Tencor Corp.,
6.90%, 5/01/18	1,000,000	1,142,648
		3,231,821
SOFT DRINKS—0.4%
Bottling Group LLC,
5.13%, 1/15/19	1,000,000	1,167,991

SPECIALTY RETAIL—0.5%
Ethan Allen Global, Inc.,
5.38%, 10/01/15	500,000	490,300
Home Depot, Inc., 5.95%,
4/01/41	1,000,000	1,189,343
		1,679,643
SUPRANATIONAL—2.0%
Corporation Andina de
Fomento, 5.20%,
5/21/13	1,000,000	1,050,909
Inter-American
Development Bank,
3.50%, 3/15/13	1,000,000	1,044,567

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
SUPRANATIONAL—2.0%
Inter-American
Development Bank,
3.50%, 7/08/13	$ 1,000,000	$ 1,052,525
International Bank for
Reconstruction &
Development, 2.00%,
12/04/13	2,000,000	2,058,712
International Finance
Facility for
Immunisation (IFFIM),
5.00%, 11/14/11(a)	1,000,000	1,004,562
		6,211,275
TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc.,
3.38%, 11/01/15	500,000	494,868

THRIFTS & MORTGAGE FINANCE—0.3%
Countrywide Financial
Corp., 5.80%, 6/07/12	1,000,000	1,002,879

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum
Transport Corp.,
8.04%, 2/01/19	784,382	774,287

TRUCK MANUFACTURERS—0.3%
PACCAR, Inc., 6.88%,
2/15/14	760,000	863,267

TRUCKING—0.3%
JB Hunt Transport
Services, Inc., 3.38%,
9/15/15	1,000,000	1,008,346

UTILITIES—1.5%
Cedar Brakes II LLC,
9.88%, 9/01/13(a)	728,208	747,273
FPL Energy National
Wind LLC, 5.61%,
3/10/24(a)	141,304	147,582
Harper Lake Solar
Funding Corp., 7.65%,
12/31/18(a)	558,467	623,416
Kiowa Power Partners
LLC, 4.81%,
12/30/13(a)	711,082	715,847
Midland Cogeneration
Venture LP, 6.00%,
3/15/25(a)	670,000	678,602
Salton Sea Funding
Corp., 7.48%, 11/30/18	878,101	962,741

	PRINCIPAL
	AMOUNT	FAIR VALUE
CORPORATE BONDS—45.3%, continued
UTILITIES—1.5%
SteelRiver Transmission
Co. LLC, 4.71%,
6/30/17(a)	$ 570,464	$ 589,409
		4,464,870
WATER UTILITIES—0.4%
American Water Capital
Corp., 6.09%, 10/15/17	1,000,000	1,172,075
TOTAL
CORPORATE
BONDS		137,247,449

CORPORATE NOTES—1.1%
DEVELOPMENT AUTHORITIES—1.1%
Everence Community
Investment, Inc.,
0.52%, 12/15/12+(b)	1,210,000	1,210,000
Everence Community
Investment, Inc.,
0.78%, 12/15/13+(b)	977,500	893,435
Everence Community
Investment, Inc.,
0.78%, 12/15/14+(b)	1,227,500	1,227,500
TOTAL
CORPORATE
NOTES		3,330,935

INTEREST-ONLY BONDS—0.0%**
Freddie Mac REMICS,
5.00%, 4/15/29	841,045	10,802
Government National
Mortgage Association,
0.67%, 4/16/27+	2,399,553	17,193
TOTAL
INTEREST-ONLY
BONDS		27,995

U.S. GOVERNMENT AGENCIES—36.6%
FEDERAL FARM CREDIT
BANK — 0.8%
4.88%, 12/16/15	2,000,000	2,318,996
FEDERAL HOME LOAN
BANK — 5.8%
3.38%, 6/12/20	3,500,000	3,750,691
3.88%, 6/14/13	300,000	317,674
5.00%, 11/17/17	2,000,000	2,408,076
5.00%, 12/10/21	2,625,000	3,152,336
5.50%, 7/15/36	6,220,000	8,028,341
		17,657,118

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—36.6%, continued
FEDERAL HOME LOAN
MORTGAGE CORP. —
13.7%
2.48%, 5/01/34+	$ 362,244	$ 381,346
2.48%, 5/01/34+	210,482	221,581
3.75%, 3/27/19	1,700,000	1,920,512
4.00%, 10/01/25	1,627,743	1,714,603
4.50%, 6/01/18	613,636	653,668
4.50%, 10/01/35	2,360,387	2,511,365
4.50%, 6/01/39	2,438,390	2,582,738
4.50%, 7/01/39	2,814,143	2,980,734
4.50%, 11/01/39	3,024,285	3,203,316
4.50%, 9/01/40	3,614,927	3,829,487
4.88%, 6/13/18	1,700,000	2,033,067
5.00%, 4/01/19	441,120	477,004
5.00%, 12/01/21	848,426	915,852
5.00%, 2/15/32	1,070,377	1,117,399
5.00%, 7/01/35	926,698	998,382
5.00%, 6/01/39	4,091,553	4,394,627
5.50%, 7/18/16	3,500,000	4,195,845
5.50%, 4/01/22	499,349	540,211
5.50%, 11/01/33	458,772	499,875
5.50%, 3/01/36	612,959	667,685
5.50%, 6/01/36	935,334	1,017,234
5.50%, 12/01/36	902,981	982,048
6.00%, 9/01/17	367,768	398,880
6.00%, 4/01/27	970,573	1,065,113
6.00%, 6/01/36	625,160	685,273
6.00%, 8/01/37	528,707	579,546
7.00%, 2/01/30	259,119	297,026
7.00%, 3/01/31	206,475	236,680
7.50%, 7/01/30	445,055	512,228
		41,613,325
FEDERAL NATIONAL
MORTGAGE
ASSOCIATION —
12.8%
1.25%, 8/20/13	1,103,000	1,118,879
1.83%, 2/01/34+	199,782	201,670
2.40%, 6/01/33+	86,756	87,866
2.46%, 5/01/34+	263,318	277,630
3.50%, 7/01/20	1,888,714	1,986,874
3.50%, 10/01/25	1,321,022	1,381,464
4.13%, 4/15/14	900,000	979,905
4.38%, 10/15/15	4,700,000	5,330,787
4.50%, 9/01/40	2,262,867	2,403,707
4.50%, 10/01/40	2,270,318	2,410,210
5.00%, 4/15/15	5,500,000	6,290,498

	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—36.6%, continued
FEDERAL NATIONAL
MORTGAGE
ASSOCIATION —
12.8%, continued
5.00%, 2/13/17	$ 1,800,000	$ 2,132,138
5.00%, 7/01/18	347,052	373,982
5.00%, 9/01/18	467,346	503,610
5.00%, 4/01/25	747,385	812,065
5.00%, 7/01/25	633,654	688,491
5.00%, 10/01/25	795,724	864,588
5.00%, 10/01/35	1,253,373	1,352,442
5.46%, 5/01/37+	637,048	677,689
5.50%, 6/01/22	630,529	684,973
5.50%, 11/01/25	213	233
5.50%, 2/01/34	425,179	463,273
5.50%, 1/01/35	922,786	1,005,462
5.50%, 10/01/35	1,408,049	1,534,201
5.50%, 6/01/36	572,101	623,358
5.50%, 11/01/36	850,297	926,478
6.00%, 10/01/33	249,388	273,719
6.00%, 11/01/34	914,555	1,003,781
6.00%, 10/01/35	561,964	616,791
6.00%, 6/01/36	543,797	596,851
6.63%, 11/15/30	550,000	817,422
7.00%, 7/01/15	2,820	3,037
7.00%, 11/01/19	48,914	55,710
7.00%, 11/01/19	31,408	35,756
8.50%, 9/01/26	170,969	199,682
		38,715,222
GOVERNMENT
NATIONAL
MORTGAGE
ASSOCIATION — 0.4%
2.50%, 1/20/34+	136,735	141,728
5.50%, 10/20/38	653,415	704,076
6.50%, 11/20/38	134,677	144,248
6.75%, 4/15/16	40,472	44,641
7.00%, 12/20/30	67,181	78,032
7.00%, 10/20/31	45,461	52,803
7.00%, 3/20/32	139,380	161,892
		1,327,420
SMALL BUSINESS
ADMINISTRATION —
0.2%
0.60%, 2/25/32+	511,978	510,909
1.00%, 9/25/18+	32,623	32,770
		543,679

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	FAIR VALUE
U.S. GOVERNMENT AGENCIES—36.6%, continued
U.S. DEPARTMENT OF
HOUSING AND
URBAN
DEVELOPMENT —
0.5%
1.80%, 8/01/14	$ 1,440,000	$ 1,486,567
FDIC
GUARANTEED(c)—2.4%
Citibank NA, 1.75%,
12/28/12	7,000,000	7,121,611
TOTAL U.S.
GOVERNMENT
AGENCIES		110,783,938

INVESTMENT COMPANY—1.2%
MUTUAL FUND—1.2%
Pax World High Yield Bond
Fund, Individual Investor
Class	530,984	3,796,534

SHORT TERM INVESTMENT—4.6%
INVESTMENT COMPANY—4.6%
JPMorgan U.S.
Government Money
Market Fund, Agency
Shares	13,908,416	13,908,416
TOTAL INVESTMENTS (Cost*
$288,905,442)—100.8%		$ 305,419,473
Liabilities in excess of other assets —
(0.8)%		(2,416,076)
NET ASSETS—100%		$ 303,003,397

+	Variable rate security. Rates presented are the rates in effect at September 30, 2011.
(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2011, these securities were valued at $29,102,864 or 9.6% of net assets.

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund

September 30, 2011 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	1,210,000	12/2009
Everence Community Investment, Inc.	0.78%	977,500	12/2009
Everence Community Investment, Inc.	0.78%	1,227,500	12/2009

At September 30, 2011, these securities had an aggregate market value of $3,330,935, representing 1.1% of net assets.
(c)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.01%.

FDIC	—	Federal Deposit Insurance Corporation
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Core Stock Fund

September 30, 2011 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—96.5%
AUTOMOBILES—0.8%
Harley-Davidson, Inc	31,300	$1,074,529

BEVERAGES—1.6%
Coca-Cola Co	31,670	2,139,625

CAPITAL MARKETS—7.7%
Ameriprise Financial, Inc.	20,200	795,072
Bank of New York Mellon
Corp.	300,900	5,593,731
Charles Schwab Corp.	53,090	598,324
Goldman Sachs Group,
Inc	5,660	535,153
Julius Baer Group
Ltd.(Switzerland)	78,120	2,645,945
		10,168,225
CHEMICALS—1.7%
Air Products &
Chemicals, Inc.	8,980	685,803
Ecolab, Inc.	12,130	593,036
Potash Corp of
Saskatchewan,
Inc.(Canada)	10,761	465,090
Praxair, Inc	5,200	486,096
		2,230,025
COMMERCIAL BANKS—5.2%
Wells Fargo & Co.	286,258	6,904,543

COMMERCIAL SERVICES & SUPPLIES—3.6%
Iron Mountain, Inc.	151,400	4,787,268

COMPUTERS & PERIPHERALS—0.6%
Hewlett-Packard Co	36,950	829,527

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials,
Inc	6,650	420,413

CONSUMER FINANCE—5.3%
American Express Co.	154,200	6,923,580

CONTAINERS & PACKAGING—1.1%
Sealed Air Corp.	88,000	1,469,600

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.5%, continued
DISTRIBUTORS—0.3%
Li & Fung Ltd.(Hong
Kong)	210,000	$ 356,499

DIVERSIFIED FINANCIAL SERVICES—0.2%
JPMorgan Chase & Co	7,050	212,346

ENERGY EQUIPMENT & SERVICES—0.7%
Transocean
Ltd.(Switzerland)	18,955	904,912

FOOD & STAPLES RETAILING—12.6%
Costco Wholesale Corp.	126,600	10,396,392
CVS Caremark Corp.	183,822	6,172,743
		16,569,135
FOOD PRODUCTS—4.2%
Kraft Foods, Inc., Class A.	83,900	2,817,362
Unilever NV - NY
Registry Shares	88,300	2,780,567
		5,597,929
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
Baxter International, Inc. .	16,500	926,310
Becton Dickinson and Co.	17,520	1,284,566
		2,210,876
HEALTH CARE PROVIDERS & SERVICES—1.6%
Express Scripts, Inc.(a)	55,820	2,069,247

HOUSEHOLD DURABLES—0.3%
Hunter Douglas
NV(Netherlands)	8,300	333,598

INSURANCE—9.3%
ACE Ltd.(Switzerland)	13,240	802,344
AON Corp.	4,600	193,108
Berkshire Hathaway, Inc.,
Class A(a)	17	1,815,600
Everest Re Group
Ltd.(Bermuda)	2,240	177,811
Loews Corp.	115,400	3,987,070
Markel Corp.(a)	480	171,423
Progressive Corp.	197,050	3,499,608

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Core Stock Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.5%, continued
INSURANCE—9.3%, continued
Transatlantic Holdings,
Inc	34,343	$ 1,666,322
		12,313,286
INTERNET & CATALOG RETAIL—0.9%
Expedia, Inc.	22,390	576,542
Liberty Interactive Corp.,
Series A(a)	38,475	568,276
		1,144,818
INTERNET SOFTWARE & SERVICES—5.2%
Google, Inc., Class A(a)	13,200	6,789,816

IT SERVICES—0.4%
Visa, Inc., Class A	6,370	546,036

MARINE—1.1%
China Shipping
Development Co. Ltd.,
Class H(China)	406,000	262,763
Kuehne + Nagel
International
AG(Switzerland)	10,900	1,236,231
		1,498,994
MEDIA—1.4%
Grupo Televisa SAB,
ADR(Mexico)	15,180	279,160
Liberty Media Corp. -
Liberty Starz, Series
A(a)	3,044	193,477
Walt Disney Co.	46,530	1,403,345
		1,875,982
METALS & MINING—1.2%
BHP Billiton plc(United
Kingdom)	30,400	823,912
Rio Tinto plc(United
Kingdom)	16,500	743,214
		1,567,126
OIL, GAS & CONSUMABLE FUELS—7.1%
Canadian Natural
Resources Ltd.(Canada)	109,600	3,207,992
Devon Energy Corp.	28,500	1,580,040
EOG Resources, Inc	54,400	3,862,944

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.5%, continued
OIL, GAS & CONSUMABLE FUELS—7.1%, continued
OGX Petroleo e Gas
Participacoes
SA(Brazil)(a)	120,500	$ 742,771
		9,393,747
PAPER & FOREST PRODUCTS—0.1%
Sino-Forest
Corp.(Canada)(a)	111,360	71,395

PERSONAL PRODUCTS—0.2%
Natura Cosmeticos
SA(Brazil)	12,200	207,632

PHARMACEUTICALS—10.9%
Johnson & Johnson	66,100	4,211,231
Merck & Co., Inc.	223,916	7,324,292
Roche Holding
AG(Switzerland)	17,700	2,872,540
		14,408,063
REAL ESTATE MANAGEMENT & DEVELOPMENT—
1.7%
Brookfield Asset
Management, Inc.,
Class A(Canada)	39,900	1,099,245
Hang Lung Group
Ltd.(Hong Kong)	231,000	1,182,082
		2,281,327
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.6%
Intel Corp.	16,720	356,638
Texas Instruments, Inc.	66,440	1,770,626
		2,127,264
SOFTWARE—1.5%
Activision Blizzard, Inc.	74,400	885,360
Microsoft Corp.	42,280	1,052,349
		1,937,709
SPECIALTY RETAIL—3.0%
Bed Bath & Beyond,
Inc.(a)	59,670	3,419,688
CarMax, Inc.(a)	23,800	567,630
		3,987,318

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Core Stock Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—96.5%, continued
TRANSPORTATION INFRASTRUCTURE—1.2%
China Merchants Holdings
International Co.
Ltd.(Hong Kong)	572,619	$ 1,558,867

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de
CV, Series L,
ADR(Mexico)	10,410	229,853
TOTAL COMMON
STOCKS		127,141,110

COMMERCIAL PAPER—3.3%
Barclays US Funding
LLC, 0.07%, 10/03/11	$ 4,318,000	$ 4,317,953

CORPORATE NOTES—1.4%
DEVELOPMENT AUTHORITIES—1.4%
Everence Community
Investment, Inc., 0.52%,
12/15/12+(b)	703,000	703,000
Everence Community
Investment, Inc., 0.78%,
12/15/13+(b)	566,000	517,324
Everence Community
Investment, Inc., 0.78%,
12/15/14+(b)	566,000	566,000
TOTAL
CORPORATE
NOTES		1,786,324
TOTAL INVESTMENTS (Cost*
$129,853,183)—101.2%		$ 133,245,387
Liabilities in excess of other assets —
(1.2)%		(1,566,425)
NET ASSETS—100%		$ 131,678,962

+	Variable rate security. Rates presented are the rates in effect at September 30, 2011.

(a)	Non-income producing securities.

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Core Stock Fund

September 30, 2011 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	703,000	12/2009
Everence Community Investment, Inc.	0.78%	566,000	12/2009
Everence Community Investment, Inc.	0.78%	566,000	12/2009

At September 30, 2011, these securities had an aggregate market value of $1,786,324, representing 1.4% of net assets.

*   Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis International Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.6%
ARGENTINA—0.9%
ENERGY—0.3%
YPF SA- ADR	5,856	$ 200,334

REAL ESTATE—0.6%
IRSA Inversiones y
Representaciones SA-
ADR	40,942	356,195
		556,529
AUSTRALIA—3.4%
BANKS—1.8%
Commonwealth Bank of
Australia	14,551	632,818
Westpac Banking Corp.	22,573	437,132
		1,069,950
INSURANCE—0.5%
AMP Ltd.	72,420	272,014

MATERIALS—1.1%
Newcrest Mining Ltd.	20,851	687,273
		2,029,237
CANADA—4.0%
ENERGY—2.2%
Canadian Natural Resources
Ltd.	28,256	829,695
Suncor Energy, Inc.	19,540	498,989
		1,328,684
MATERIALS—0.8%
Teck Resources Ltd.,
Class B	15,403	454,491

REAL ESTATE—1.0%
Brookfield Asset
Management, Inc.,
Class A	22,595	622,492
		2,405,667
CHINA—4.5%
CAPITAL GOODS—1.2%
Shanghai Electric Group Co.
Ltd., Class H	1,827,000	701,869

SOFTWARE & SERVICES—2.5%
Baidu, Inc.- ADR (a)	3,987	426,250
Sina Corp. (a)	9,442	676,142
Tencent Holdings Ltd.	19,600	406,545
		1,508,937

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.6%, continued
CHINA—4.5%, continued
TECHNOLOGY HARDWARE & EQUIPMENT—0.8%
ZTE Corp., Class H	179,400	$ 508,090
		2,718,896
FRANCE—6.5%
BANKS—0.5%
BNP Paribas SA	7,326	288,810

CAPITAL GOODS—0.4%
Cie de Saint-Gobain	5,977	228,031

ENERGY—1.6%
Technip SA	12,044	964,930

FOOD, BEVERAGE & TOBACCO—1.6%
Danone SA	15,795	970,971

MEDIA—0.7%
Publicis Groupe SA	10,222	426,630

RETAILING—0.6%
PPR	2,780	359,346

TELECOMMUNICATION SERVICES—1.1%
France Telecom SA	41,691	682,350
		3,921,068
GERMANY—9.9%
CAPITAL GOODS—0.7%
Hochtief AG	6,702	418,612

CONSUMER DURABLES & APPAREL—0.7%
Adidas AG	7,087	431,286

DIVERSIFIED FINANCIALS—0.5%
Deutsche Boerse AG (a)	6,341	320,700

FOOD & STAPLES RETAILING—0.9%
Metro AG	12,328	523,307

HEALTH CARE EQUIPMENT & SERVICES—2.2%
Fresenius SE & Co. KGaA	14,958	1,329,569

INSURANCE—2.0%
Allianz SE	7,736	725,090

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.6%, continued
GERMANY—9.9%,
continued
INSURANCE—2.0%, continued
Muenchener
Rueckversicherungs
Gesellschaft AG	3,680	$ 457,044
		1,182,134
PHARMACEUTICALS & BIOTECHNOLOGY—1.5%
Bayer AG	16,208	894,420

SOFTWARE & SERVICES—0.9%
SAP AG	11,375	578,786

UTILITIES—0.5%
E.ON AG	13,457	291,964
		5,970,778
HONG KONG—1.3%
TELECOMMUNICATION SERVICES—1.3%
China Mobile Ltd.- ADR	16,099	784,182

ISRAEL—1.5%
PHARMACEUTICALS & BIOTECHNOLOGY—0.9%
Teva Pharmaceutical
Industries Ltd.- ADR	14,033	522,308

SOFTWARE—0.6%
Check Point Software
Technologies Ltd. (a)	6,729	355,022
		877,330
ITALY—1.0%
OIL, GAS & CONSUMABLE FUELS—1.0%
ENI SpA	34,500	606,949

JAPAN—11.4%
AUTOMOBILES & COMPONENTS—4.7%
Isuzu Motors Ltd	246,000	1,056,852
Toyota Motor Corp.	52,300	1,792,802
		2,849,654
BANKS—2.1%
Mitsubishi UFJ Financial
Group, Inc.	158,300	726,542
Sumitomo Mitsui Financial
Group, Inc.	18,600	524,066
		1,250,608
CAPITAL GOODS—0.8%
Makita Corp.	12,900	459,146

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.6%, continued
JAPAN—11.4%, continued
INSURANCE—0.6%
NKSJ Holdings, Inc.	16,150	$ 358,520

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.6%
Tokyo Electron Ltd.	7,900	358,342

SOFTWARE & SERVICES—1.4%
Nintendo Co. Ltd	3,800	558,363
Yahoo! Japan Corp.	945	293,502
		851,865
TECHNOLOGY HARDWARE & EQUIPMENT—1.2%
Canon, Inc.	16,400	744,659
		6,872,794
NETHERLANDS—5.8%
COMMERCIAL & PROFESSIONAL SERVICES—2.2%
Randstad Holding NV	22,493	717,093
USG People NV	74,985	620,908
		1,338,001
DIVERSIFIED FINANCIALS—0.4%
ING Groep NV, CVA (a)	36,178	255,195

FOOD, BEVERAGE & TOBACCO—2.3%
Unilever NV, CVA	42,715	1,352,074

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.9%
ASML Holding NV	15,186	525,108
		3,470,378
NORWAY—2.2%
TELECOMMUNICATION SERVICES—2.2%
Telenor ASA	85,717	1,322,032

SINGAPORE—0.6%
BANKS—0.6%
DBS Group Holdings Ltd. .	42,000	376,616

SPAIN—3.4%
BANKS—0.3%
Banco Santander SA	18,237	149,104

ENERGY—2.1%
Repsol YPF SA	48,422	1,278,282

RETAILING—1.0%
Inditex SA	6,911	589,960

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.6%, continued
SPAIN—3.4%, continued
RETAILING—1.0%, continued
		$ 2,017,346
SWEDEN—0.4%
FINANCIALS—0.4%
Swedbank AB, Series A	19,773	218,317

SWITZERLAND—10.3%
CAPITAL GOODS—0.9%
ABB Ltd. (a)	30,540	522,414

COMMERCIAL SERVICES & SUPPLIES—0.8%
Adecco SA (a)	11,792	464,776

CONSUMER DURABLES & APPAREL—1.3%
Swatch Group AG	2,356	775,181

DIVERSIFIED FINANCIALS—0.8%
Credit Suisse Group AG (a) .	10,428	272,809
UBS AG (a)	19,235	220,021
		492,830
INSURANCE—1.3%
Zurich Financial Services
AG (a)	3,912	814,887

PHARMACEUTICALS & BIOTECHNOLOGY—5.2%
Novartis AG	27,638	1,543,905
Roche Holding AG	9,751	1,574,905
		3,118,810
		6,188,898
UNITED KINGDOM—
26.5%
BANKS—3.5%
Barclays plc	132,905	325,931
HSBC Holdings plc	150,190	1,150,350
Standard Chartered plc	32,702	652,437
		2,128,718
CAPITAL GOODS—2.1%
Ashtead Group plc	198,216	407,103
Cookson Group plc	47,052	313,895
Travis Perkins plc	44,873	526,461
		1,247,459
COMMERCIAL SERVICES & SUPPLIES—1.8%
Experian plc	51,579	579,008
Intertek Group plc	17,232	495,604
		1,074,612
CONSUMER DURABLES & APPAREL—2.1%
Burberry Group plc	34,889	633,559

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.6%, continued
UNITED KINGDOM—
26.5%, continued
CONSUMER DURABLES & APPAREL—2.1%, continued
Persimmon plc	91,590	$ 644,482
		1,278,041
ENERGY—4.8%
BG Group plc	42,690	817,027
BP plc	103,950	623,251
Royal Dutch Shell plc,
Class A	46,478	1,436,031
		2,876,309
ENERGY EQUIPMENT & SERVICES—0.6%
Subsea 7 SA (a)	18,749	356,155

MATERIALS—5.0%
Antofagasta plc	41,991	599,574
BHP Billiton plc	35,895	958,897
New World Resources plc,
Class A	33,057	236,828
Rio Tinto plc	15,339	680,256
Xstrata plc	41,752	527,231
		3,002,786
MEDIA—0.7%
WPP plc	48,524	449,454

PHARMACEUTICALS & BIOTECHNOLOGY—1.8%
GlaxoSmithKline plc	52,949	1,092,607

RETAILING—1.1%
Game Group plc	458,803	169,430
Kingfisher plc	128,048	491,694
		661,124
TELECOMMUNICATION SERVICES—3.0%
Vodafone Group plc	697,564	1,797,819
		15,965,084
TOTAL COMMON STOCKS		56,302,101

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—1.4%
DEVELOPMENT AUTHORITIES—1.4%
Everence Community
Investment, Inc., 0.52%,
12/15/12+(b)	$ 343,000	$ 343,000
Everence Community
Investment, Inc., 0.78%,
12/15/13+(b)	$ 256,000	233,984
Everence Community
Investment, Inc., 0.78%,
12/15/14+(b)	$ 256,000	256,000
TOTAL
CORPORATE
NOTES		832,984

SHORT TERM INVESTMENT—2.8%
INVESTMENT COMPANY—2.8%
JPMorgan U.S. Government
Money Market Fund,
Agency Shares	1,684,304	1,684,304
TOTAL INVESTMENTS (Cost*
$58,225,074)—97.8%		$ 58,819,389
Other assets in excess of liabilities — 2.2%		1,333,164
NET ASSETS—100%		$ 60,152,553

+	Variable rate security. Rates presented are the rates in effect at September 30, 2011.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	343,000	12/2009
Everence Community Investment, Inc.	0.78%	256,000	12/2009
Everence Community Investment, Inc.	0.78%	256,000	12/2009

At September 30, 2011, these securities had an aggregate market value of $832,984, representing 1.4% of net assets.

*  Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate
plc	—	Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Fund

September 30, 2011 (Unaudited)

As of September 30, 2011, the Praxis International Fund had the following forward foreign currency exchange contracts outstanding as follows:

							Net	Net
Settlement		To Receive/			Initial	Market	Unrealized	Unrealized
Date		To Deliver		Counterparty	Value	Value	Appreciation	Depreciation
Contracts to Buy
				Brown Brothers
11/17/11		$895,000	CHF	Harriman	$ 1,145,600	$ 988,274	—	$ 157,326
Contracts to Sell
				Brown Brothers
11/17/11		700,000	CHF	Harriman	894,283	772,951	121,332	—
				Brown Brothers
11/17/11		195,000	CHF	Harriman	249,121	215,322	33,799	—
				Brown Brothers
12/21/11		1,191,600	EUR	Harriman	1,618,825	1,595,970	22,855	—
							$ 177,986	$ 157,326
CHF	— Swiss Franc
EUR	— Euro

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%
ARGENTINA—0.1%
COMMERCIAL BANKS—0.1%
Banco Macro SA- ADR	94	$ 1,881
BBVA Banco Frances SA-
ADR	8,475	46,613
		48,494
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.0%**
Telecom Argentina SA- ADR	1,459	27,181
		75,675
AUSTRALIA—5.3%
BANKS—0.2%
Commonwealth Bank of
Australia	2,579	112,160

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,163	61,406
CSL Ltd.- ADR	3,812	54,130
		115,536
CAPITAL MARKETS—0.1%
Macquarie Group Ltd.- ADR .	1,947	42,075

CHEMICALS—0.1%
Orica Ltd.	1,786	40,082

COMMERCIAL BANKS—1.7%
Australia & New Zealand
Banking Group Ltd.- ADR .	17,239	320,301
National Australia Bank Ltd.-
ADR	14,749	311,941
Westpac Banking Corp.- ADR
	3,455	331,887
		964,129
CONTAINERS & PACKAGING—0.2%
Amcor Ltd.	3,344	22,138
Amcor Ltd.- ADR	3,211	86,344
		108,482
DIVERSIFIED FINANCIALS—0.0%**
Macquarie Group Ltd.	463	10,013

FOOD & STAPLES RETAILING—0.1%
Woolworths Ltd.	3,078	73,553

INSURANCE—0.1%
Suncorp Group Ltd.	5,969	45,446

METALS & MINING—2.0%
Alumina Ltd.- ADR	21,472	121,317

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
AUSTRALIA—5.3%,
continued
METALS & MINING—2.0%, continued
BHP Billiton Ltd.- ADR	11,820	$ 785,321
Newcrest Mining Ltd.- ADR .	6,466	212,472
		1,119,110
OIL, GAS & CONSUMABLE FUELS—0.5%
Origin Energy Ltd.	4,010	51,312
Woodside Petroleum Ltd.	2,190	67,855
Woodside Petroleum Ltd.-
ADR	5,045	155,184
		274,351
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Westfield Group REIT	4,207	31,198
		2,936,135
AUSTRIA—0.2%
COMMERCIAL BANKS—0.2%
Erste Group Bank AG	757	19,306
Erste Group Bank AG- ADR .	6,494	84,747
		104,053
BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Delhaize Group SA- ADR	2,913	170,236

BRAZIL—3.3%
BANKS—0.3%
Banco Bradesco SA- ADR	12,299	181,902

CHEMICALS—0.1%
Braskem SA- ADR	4,460	69,665

COMMERCIAL BANKS—0.4%
Banco do Brasil SA- ADR	3,372	43,735
Itau Unibanco Holding SA-
ADR	9,678	150,202
		193,937
ELECTRIC UTILITIES—0.5%
Cia Energetica de Minas
Gerais- ADR	7,925	117,607
Cia Paranaense de Energia-
ADR	3,096	56,378
CPFL Energia SA- ADR	3,666	81,202
		255,187
FOOD & STAPLES RETAILING—0.1%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar- ADR
	2,382	73,318

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
BRAZIL—3.3%, continued
FOOD PRODUCTS—0.2%
BRF - Brasil Foods SA- ADR	7,463	$ 130,826

METALS & MINING—0.7%
Cia Siderurgica Nacional SA-
ADR	3,783	30,037
Gerdau SA- ADR	3,330	23,743
Vale SA- ADR	13,826	315,233
		369,013
OIL, GAS & CONSUMABLE FUELS—0.9%
OGX Petroleo e Gas
Participacoes SA- ADR (a)	9,914	62,855
Petroleo Brasileiro SA- ADR	13,594	305,185
Ultrapar Participacoes SA-
ADR	7,945	125,770
		493,810
WATER UTILITIES—0.1%
Cia de Saneamento Basico do
Estado de Sao Paulo- ADR	1,622	75,180
		1,842,838
CANADA—8.1%
AUTO COMPONENTS—0.2%
Magna International, Inc.	2,721	89,711

CHEMICALS—0.7%
Agrium, Inc.	1,660	110,656
Methanex Corp.	3,910	81,484
Potash Corp of Saskatchewan,
Inc.	5,212	225,263
		417,403
COMMERCIAL BANKS—2.0%
Bank of Montreal	3,923	219,100
Bank of Nova Scotia	4,462	223,769
Canadian Imperial Bank of
Commerce	1,803	125,885
Royal Bank of Canada	5,834	266,730
Toronto-Dominion Bank	4,190	297,281
		1,132,765
COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste Solutions
Ltd.	790	16,258

HOTELS, RESTAURANTS & LEISURE—0.3%
Tim Hortons, Inc.	3,707	171,560

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
CANADA—8.1%, continued
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.2%
TransAlta Corp.	4,082	$ 88,865

INSURANCE—0.2%
Manulife Financial Corp.	7,688	87,105
Sun Life Financial, Inc.	1,718	40,871
		127,976
MATERIALS—0.1%
Agnico-Eagle Mines Ltd.	912	54,282

MEDIA—0.2%
Shaw Communications, Inc.,
Class B	4,332	87,507

METALS & MINING—0.9%
Barrick Gold Corp.	4,785	223,220
Eldorado Gold Corp.	3,650	62,561
Kinross Gold Corp.	4,398	65,002
Taseko Mines Ltd. (a)	7,158	18,253
Teck Resources Ltd., Class B	4,283	125,021
Thompson Creek Metals Co.,
Inc. (a)	4,395	26,678
		520,735
OIL, GAS & CONSUMABLE FUELS—2.3%
Advantage Oil & Gas Ltd. (a).	8,265	30,911
Canadian Natural Resources
Ltd.	7,690	225,086
Cenovus Energy, Inc.	6,710	206,064
Enbridge, Inc.	9,924	316,873
Encana Corp.	4,971	95,493
Nexen, Inc.	4,747	73,531
Penn West Petroleum Ltd.	1,667	24,622
Suncor Energy, Inc.	9,224	234,659
Talisman Energy, Inc.	8,318	102,062
		1,309,301
REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.4%
Brookfield Asset
Management, Inc., Class A	7,258	199,958

ROAD & RAIL—0.6%
Canadian National Railway
Co.	3,817	254,136
Canadian Pacific Railway Ltd.
	1,287	61,892
		316,028
TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
Research In Motion Ltd. (a)	1,012	20,544

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
CANADA—8.1%, continued
TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**,
continued
		$ 4,552,893
CHILE—0.5%
AIRLINES—0.1%
Lan Airlines SA- ADR	2,786	57,531

BEVERAGES—0.1%
Embotelladora Andina SA,
Class B- ADR	2,340	57,330

CHEMICALS—0.2%
Sociedad Quimica y Minera
de Chile SA- ADR	2,638	126,123

COMMERCIAL BANKS—0.1%
Corpbanca- ADR	3,140	61,041
		302,025
CHINA—1.9%
AIRLINES—0.2%
China Eastern Airlines Corp.
Ltd.- ADR (a)	2,802	43,263
China Southern Airlines Co.
Ltd.- ADR (a)	2,097	47,245
		90,508
CHEMICALS—0.1%
Sinopec Shanghai
Petrochemical Co. Ltd.-
ADR	1,403	48,881

COMMERCIAL BANKS—0.3%
China Construction Bank
Corp.- ADR	16,143	192,102

DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
China Telecom Corp. Ltd.-
ADR	2,843	175,953

INSURANCE—0.6%
China Life Insurance Co.
Ltd.- ADR	9,291	329,923

INTERNET SOFTWARE & SERVICES—0.3%
Tencent Holdings Ltd.- ADR	9,229	191,686

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
CHINA—1.9%, continued
ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.-
ADR	3,369	$ 49,895
		1,078,948
COLOMBIA—0.6%
COMMERCIAL BANKS—0.3%
BanColombia SA- ADR	2,860	159,302

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	4,007	161,442
		320,744
DENMARK—0.7%
COMMERCIAL BANKS—0.2%
Danske Bank A/S (a)	3,457	48,350
Danske Bank A/S- ADR (a)	6,614	46,695
		95,045
PHARMACEUTICALS—0.5%
Novo Nordisk A/S- ADR	2,937	292,290
		387,335
FINLAND—0.2%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR	10,739	60,783

PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ- ADR	11,880	70,329
		131,112
FRANCE—5.5%
AUTO COMPONENTS—0.4%
Cie Generale des
Etablissements Michelin-
ADR	6,835	81,883
Cie Generale des
Etablissements Michelin,
Class B	1,074	64,234
Valeo SA- ADR	2,914	61,514
		207,631
CAPITAL GOODS—0.1%
Cie de Saint-Gobain	1,071	40,860

COMMERCIAL BANKS—0.6%
BNP Paribas SA- ADR	9,616	189,435
Credit Agricole SA	5,199	35,755
Societe Generale SA- ADR	20,215	105,725
		330,915

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
FRANCE—5.5%, continued
CONSTRUCTION & ENGINEERING—0.3%
Bouygues SA	956	$ 31,626
Vinci SA- ADR	12,602	134,715
		166,341
CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	14,779
Lafarge SA- ADR	6,876	59,546
		74,325
DIVERSIFIED FINANCIAL SERVICES—0.1%
Credit Agricole SA- ADR	11,953	40,521

DIVERSIFIED TELECOMMUNICATION SERVICES—
0.4%
France Telecom SA- ADR	11,899	194,786
Vivendi SA	2,408	49,027
		243,813
ELECTRICAL EQUIPMENT—0.4%
Schneider Electric SA	914	48,913
Schneider Electric SA- ADR .	18,000	195,120
		244,033
ENERGY EQUIPMENT & SERVICES—0.5%
Cie Generale de Geophysique
- Veritas- ADR (a)	7,445	131,181
Technip SA- ADR	8,828	175,942
		307,123
FOOD & STAPLES RETAILING—0.3%
Carrefour SA- ADR	37,365	165,153

FOOD PRODUCTS—0.8%
Danone SA- ADR	33,745	419,113

HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Cie Generale d'Optique
Essilor International SA	900	64,722

INSURANCE—0.3%
AXA SA- ADR	13,469	177,117

MEDIA—0.2%
Publicis Groupe SA- ADR	5,226	109,746

MULTI-UTILITIES—0.3%
GDF Suez- ADR	1,918	57,425
Veolia Environnement SA-
ADR	6,669	97,101
		154,526
PERSONAL PRODUCTS—0.4%
L'Oreal SA	382	37,265

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
FRANCE—5.5%, continued
PERSONAL PRODUCTS—0.4%, continued
L'Oreal SA- ADR	9,065	$ 176,768
		214,033
SOFTWARE—0.2%
Dassault Systemes SA- ADR .	1,484	105,216
		3,065,188
GERMANY—6.0%
AIR FREIGHT & LOGISTICS—0.2%
Deutsche Post AG	8,337	106,737

AIRLINES—0.0%**
Deutsche Lufthansa AG-
ADR	2,604	33,670

AUTOMOBILES—0.5%
Bayerische Motoren Werke
AG- ADR	13,790	303,380

CAPITAL MARKETS—0.2%
Deutsche Bank AG	4,187	144,912

CHEMICALS—0.8%
BASF SE- ADR	7,020	427,378

CONSUMER DURABLES & APPAREL—0.1%
Adidas AG	717	43,634

DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG (a)	1,237	62,500
Deutsche Boerse AG- ADR	10,140	50,700
		113,200
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.4%
Deutsche Telekom AG- ADR	17,448	204,665

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care AG &
Co. KGaA- ADR	4,618	311,854

INSURANCE—1.0%
Allianz SE- ADR	32,610	304,578
Muenchener
Rueckversicherungs AG-
ADR	12,150	151,875

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
GERMANY—6.0%,
continued
INSURANCE—1.0%, continued
Muenchener
Rueckversicherungs
Gesellschaft AG	763	$ 94,762
		551,215
MACHINERY—0.3%
MAN SE	1,327	102,864
MAN SE- ADR	5,576	42,935
		145,799
MULTI-UTILITIES—0.1%
RWE AG- ADR	1,927	70,952

PHARMACEUTICALS—0.5%
Bayer AG- ADR	4,941	270,816

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.1%
Infineon Technologies AG-
ADR	5,899	43,594

SOFTWARE—0.7%
SAP AG- ADR	7,341	371,601

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Adidas AG- ADR	4,712	143,198
Puma SE	105	30,663
		173,861
TRUCKING—0.1%
Deutsche Post AG- ADR	3,960	51,084
		3,368,352
GREECE—0.1%
BEVERAGES—0.1%
Coca Cola Hellenic Bottling
Co. SA- ADR (a)	3,160	56,564

HONG KONG—3.3%
COMMERCIAL BANKS—0.4%
BOC Hong Kong Holdings
Ltd.	41,500	87,744
BOC Hong Kong Holdings
Ltd.- ADR	1,754	74,720
Hang Seng Bank Ltd.	4,200	49,202
		211,666
DISTRIBUTORS—0.1%
Li & Fung Ltd.	12,000	20,023

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
HONG KONG—3.3%,
continued
DISTRIBUTORS—0.1%, continued
Li & Fung Ltd.- ADR	12,287	$ 41,653
		61,676
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.5%
China Unicom Hong Kong
Ltd.- ADR	13,766	280,827

INDUSTRIAL CONGLOMERATES—0.4%
Jardine Matheson Holdings
Ltd.	751	34,135
Jardine Matheson Holdings
Ltd.- ADR	3,366	153,153
		187,288
REAL ESTATE MANAGEMENT & DEVELOPMENT—
1.0%
Hang Lung Properties Ltd.	11,000	32,729
Henderson Land Development
Co. Ltd.	8,000	35,917
Sun Hung Kai Properties Ltd.	11,000	126,192
Sun Hung Kai Properties Ltd.-
ADR	11,170	127,226
Swire Pacific Ltd., Series A	6,500	66,787
Swire Pacific Ltd., Series A-
ADR	13,114	130,353
Wharf Holdings Ltd.	8,000	39,469
		558,673
SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	3,028
Esprit Holdings Ltd.- ADR	4,499	10,527
		13,555
TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd.- ADR	10,532	513,014
		1,826,699
HUNGARY—0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
Magyar Telekom
Telecommunications plc-
ADR	11,582	128,444

INDIA—1.9%
BANKS—0.4%
ICICI Bank Ltd.- ADR	7,151	248,283

COMMERCIAL BANKS—0.4%
HDFC Bank Ltd.- ADR	8,232	239,963

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
INDIA—1.9%, continued
COMMERCIAL BANKS—0.4%, continued

IT SERVICES—0.6%
Infosys Ltd.- ADR	3,811	$ 194,628
Wipro Ltd.- ADR	12,002	111,018
		305,646
METALS & MINING—0.3%
Sterlite Industries India Ltd.-
ADR	17,370	159,978

PHARMACEUTICALS—0.2%
Dr. Reddy's Laboratories Ltd.-
ADR	3,670	109,366
		1,063,236
INDONESIA—0.9%
COMMERCIAL BANKS—0.4%
PT Bank Mandiri- ADR	34,457	239,476

DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
Telekomunikasi Indonesia
Tbk PT- ADR	3,836	126,856

MACHINERY—0.3%
United Tractors Tbk PT- ADR
	3,427	162,406
		528,738
IRELAND—1.2%
COMMERCIAL SERVICES & SUPPLIES—0.3%
Experian plc	3,191	35,821
Experian plc- ADR	12,244	136,153
		171,974
CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	5,815	90,191

MEDIA—0.2%
WPP plc- ADR	2,532	116,599

PHARMACEUTICALS—0.5%
Elan Corp. plc- ADR (a)	7,488	78,849
Shire plc- ADR	2,266	212,845
		291,694
		670,458

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
ISRAEL—0.6%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical
Industries Ltd.- ADR	5,668	$ 210,963

SOFTWARE—0.2%
Check Point Software
Technologies Ltd. (a)	2,266	119,554

WIRELESS TELECOMMUNICATION SERVICES—
0.0%**
Partner Communications Co.
Ltd.- ADR	993	9,384
		339,901
ITALY—1.3%
BANKS—0.0%**
UniCredit SpA	14,781	15,673

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	4,425	6,939
Intesa Sanpaolo SpA- ADR	4,639	44,071
		51,010
ELECTRIC UTILITIES—0.1%
Enel SpA	9,543	42,125

INSURANCE—0.1%
Assicurazioni Generali SpA	2,092	33,129

OIL, GAS & CONSUMABLE FUELS—0.7%
ENI SpA- ADR	11,018	387,062

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR .	6,042	152,138

TRANSPORTATION INFRASTRUCTURE—0.0%**
Atlantia SpA	2,222	31,949
		713,086
JAPAN—14.7%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	1,656	37,574
Bridgestone Corp.- ADR	426	19,276
Denso Corp.	4,700	151,092
Denso Corp.- ADR	6,048	97,070
		305,012
AUTOMOBILES—2.0%
Honda Motor Co. Ltd.- ADR	11,918	347,410
Nissan Motor Co. Ltd.- ADR	14,027	246,174

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
JAPAN—14.7%, continued
AUTOMOBILES—2.0%, continued
Toyota Motor Corp.- ADR	7,641	$ 521,574
		1,115,158
BUILDING PRODUCTS—0.3%
Asahi Glass Co. Ltd.	3,000	29,290
Asahi Glass Co. Ltd.- ADR	12,892	124,665
		153,955
CAPITAL GOODS—0.2%
Makita Corp.	600	21,356
Makita Corp.- ADR	2,859	101,351
		122,707
CAPITAL MARKETS—0.3%
Daiwa Securities Group, Inc. .	16,000	59,748
Daiwa Securities Group, Inc.-
ADR	13,662	50,276
Nomura Holdings, Inc.- ADR	10,538	37,516
		147,540
CHEMICALS—0.4%
Nitto Denko Corp.	500	19,678
Nitto Denko Corp.- ADR	2,131	83,450
Shin-Etsu Chemical Co. Ltd. .	800	39,243
Sumitomo Chemical Co. Ltd.	7,000	27,010
Toray Industries, Inc.	6,000	42,019
		211,400
COMMERCIAL BANKS—1.3%
Mitsubishi UFJ Financial
Group, Inc.- ADR	83,280	370,596
Mizuho Financial Group, Inc.-
ADR	37,946	108,146
Sumitomo Mitsui Financial
Group, Inc.- ADR	39,815	217,788
Sumitomo Mitsui Trust
Holdings, Inc.	2,980	9,864
Sumitomo Mitsui Trust
Holdings, Inc.- ADR	9,732	32,018
		738,412
COMMERCIAL SERVICES & SUPPLIES—0.2%
Dai Nippon Printing Co. Ltd.	6,000	62,047
Dai Nippon Printing Co. Ltd.-
ADR	7,467	76,014
		138,061
COMPUTERS & PERIPHERALS—0.1%
Fujitsu Ltd.	2,000	9,432
Fujitsu Ltd.- ADR	1,240	28,966
Seiko Epson Corp.	600	7,635
Seiko Epson Corp.- ADR	5,156	32,070
		78,103

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
JAPAN—14.7%, continued
CONSTRUCTION & ENGINEERING—0.2%
JGC Corp.	2,000	$ 48,909
Obayashi Corp.	9,000	44,455
		93,364
DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	230	18,052
ORIX Corp.- ADR	3,528	136,640
		154,692
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
Nippon Telegraph &
Telephone Corp.- ADR	5,588	133,833

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co.,
Inc.	1,800	33,712
Tohoku Electric Power Co.,
Inc.	2,200	30,480
Tokyo Electric Power Co.,
Inc. (a)	2,400	7,256
		71,448
ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	8,124	163,049

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.6%
FUJIFILM Holdings Corp.-
ADR	3,926	90,769
Hoya Corp.	2,800	64,917
Hoya Corp.- ADR	1,734	40,367
Kyocera Corp.	700	58,531
Kyocera Corp.- ADR	620	51,640
Murata Manufacturing Co.
Ltd.	500	27,147
		333,371
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Terumo Corp.	600	31,227

HOUSEHOLD DURABLES—1.0%
Panasonic Corp.- ADR	18,555	176,643
Sekisui House Ltd.	2,000	18,741
Sekisui House Ltd.- ADR	9,556	89,062
Sharp Corp.	10,000	84,012
Sharp Corp.- ADR	3,930	32,737
Sony Corp.- ADR	6,874	130,606
		531,801
INSURANCE—0.4%
MS&AD Insurance Group
Holdings- ADR	15,706	169,311

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
JAPAN—14.7%, continued
INSURANCE—0.4%, continued
Tokio Marine Holdings, Inc.-
ADR	1,609	$ 40,735
		210,046
INTEGRATED TELECOMMUNICATION SERVICES—
0.3%
KDDI Corp.- ADR	9,600	164,448

MACHINERY—1.1%
FANUC Corp.- ADR	14,712	340,877
Kubota Corp.- ADR	5,155	205,787
SMC Corp.	300	43,849
		590,513

MARINE—0.1%
Nippon Yusen KK- ADR	7,243	38,243

METALS & MINING—0.2%
Nippon Steel Corp.	13,000	37,285
Sumitomo Metal Mining Co.
Ltd.	4,000	52,961
		90,246
OFFICE ELECTRONICS—0.5%
Canon, Inc.- ADR	6,052	273,913

PERSONAL PRODUCTS—0.6%
Kao Corp.- ADR	8,597	238,739
Shiseido Co. Ltd.- ADR	6,118	117,282
		356,021
PHARMACEUTICALS—0.9%
Astellas Pharma, Inc.	2,600	98,142
Astellas Pharma, Inc.- ADR .	2,174	81,662
Daiichi Sankyo Co. Ltd.	1,700	35,439
Takeda Pharmaceutical Co.
Ltd.	2,100	99,600
Takeda Pharmaceutical Co.
Ltd.- ADR	7,986	188,629
		503,472
REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.9%
Daiwa House Industry Co.
Ltd.- ADR	1,547	199,022
Mitsubishi Estate Co. Ltd.	7,000	113,544
Mitsubishi Estate Co. Ltd.-
ADR	714	114,754
Mitsui Fudosan Co. Ltd.	2,000	31,594
Sumitomo Realty &
Development Co. Ltd.	2,000	38,446
		497,360

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
JAPAN—14.7%, continued
ROAD & RAIL—0.5%
Central Japan Railway Co.	5	$ 43,634
East Japan Railway Co.	290	17,582
East Japan Railway Co.- ADR	19,314	192,947
Keikyu Corp.	5,000	46,161
		300,324
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.0%**
Advantest Corp.- ADR	323	3,449
Rohm Co. Ltd.- ADR	602	15,580
		19,029
SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	4,016	72,890

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	6,977
TDK Corp.- ADR	576	20,016
		26,993
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR
	1,613	101,619
TRADING COMPANIES & DISTRIBUTORS—0.4%
Mitsui & Co. Ltd.- ADR	800	230,280

WIRELESS TELECOMMUNICATION SERVICES—0.4%
NTT DoCoMo, Inc.- ADR	11,000	200,860
Softbank Corp.	1,300	38,038
		238,898
		8,237,428
JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.-
ADR	1,091	105,522

MEXICO—1.3%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de
CV- ADR	1,820	161,489

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV-
ADR (a)	5,565	24,709

CONSTRUCTION MATERIALS—0.0%**
Cemex SAB de CV- ADR (a)	7,034	22,227

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
MEXICO—1.3%, continued
FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico SAB de
CV- ADR	6,638	$ 153,006

MEDIA—0.1%
Grupo Televisa SAB- ADR	4,276	78,636

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del
Pacifico SAB de CV- ADR	2,949	97,936

WIRELESS TELECOMMUNICATION SERVICES—0.3%
America Movil SAB de CV,
Series L- ADR	8,407	185,626
		723,629
NETHERLANDS—3.9%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV	667	2,918
PostNL NV- ADR	1,500	6,615
TNT Express NV	667	4,664
TNT Express NV- ADR	1,509	10,261
		24,458
CHEMICALS—0.2%
Akzo Nobel NV- ADR	2,998	132,272

DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV- ADR (a)	19,167	135,127

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	17,207	199,429

FOOD PRODUCTS—0.3%
Unilever NV - NY Registry
Shares	5,040	158,710

INDUSTRIAL CONGLOMERATES—0.4%
Koninklijke Philips
Electronics NV	11,796	211,620

INSURANCE—0.1%
Aegon NV (a)	10,038	40,654

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	6,399	88,498

MEDIA—0.2%
Wolters Kluwer NV	954	15,482

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
NETHERLANDS—3.9%,
continued
MEDIA—0.2%, continued
Wolters Kluwer NV- ADR	4,559	$ 73,673
		89,155
OIL, GAS & CONSUMABLE FUELS—1.9%
Royal Dutch Shell plc,
Class A- ADR	17,425	1,071,986

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.1%
ASML Holding NV - NY
Registry Shares	1,389	47,976
		2,199,885
NORWAY—0.8%
CHEMICALS—0.2%
Yara International ASA- ADR
	2,165	83,786
METALS & MINING—0.2%
Norsk Hydro ASA	13,975	63,386
Norsk Hydro ASA- ADR	13,201	60,724
		124,110
OIL, GAS & CONSUMABLE FUELS—0.4%
Statoil ASA- ADR	11,184	241,015
		448,911
PERU—0.2%
METALS & MINING—0.2%
Cia de Minas Buenaventura
SA- ADR	3,621	136,657

PORTUGAL—0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.1%
Portugal Telecom SGPS SA-
ADR	11,106	80,519
ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal
SA	10,966	33,775
		114,294
RUSSIA—0.7%
WIRELESS TELECOMMUNICATION SERVICES—0.7%
Mobile Telesystems OJSC-
ADR	30,926	380,390

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
SINGAPORE—1.8%
BANKS—0.1%
DBS Group Holdings Ltd.	6,656	$ 59,685

COMMERCIAL BANKS—1.0%
DBS Group Holdings Ltd.-
ADR	5,996	214,357
United Overseas Bank Ltd.	5,187	66,699
United Overseas Bank Ltd.-
ADR	9,615	243,836
		524,892
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
Singapore
Telecommunications Ltd.	24,000	57,853
Singapore
Telecommunications Ltd.-
ADR	5,052	121,985
		179,838
INDUSTRIAL CONGLOMERATES—0.4%
Keppel Corp. Ltd.- ADR	21,070	243,358
		1,007,773
SOUTH AFRICA—1.8%
COMMERCIAL BANKS—0.2%
Standard Bank Group Ltd.-
ADR	5,847	133,195

METALS & MINING—0.9%
AngloGold Ashanti Ltd.-
ADR	4,337	179,378
Gold Fields Ltd.- ADR	5,538	84,842
Harmony Gold Mining Co.
Ltd.- ADR	10,453	122,614
Impala Platinum Holdings
Ltd.- ADR	4,489	90,678
		477,512
OIL, GAS & CONSUMABLE FUELS—0.4%
Sasol Ltd.- ADR	6,092	247,335

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	10,568	173,315
		1,031,357
SOUTH KOREA—2.6%
COMMERCIAL BANKS—1.2%
KB Financial Group, Inc.-
ADR	7,036	230,499
Shinhan Financial Group Co.
Ltd.- ADR	3,938	269,517

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
SOUTH KOREA—2.6%,
continued
COMMERCIAL BANKS—1.2%, continued
Woori Finance Holdings Co.
Ltd.- ADR	6,203	$ 157,184
		657,200
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
KT Corp.- ADR	10,522	155,515

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.2%
LG Display Co. Ltd.- ADR	12,118	98,762

METALS & MINING—0.5%
POSCO- ADR	3,828	290,966

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd.- ADR .	15,784	222,081
		1,424,524
SPAIN—2.5%
COMMERCIAL BANKS—0.8%
Banco Bilbao Vizcaya
Argentaria SA- ADR	18,547	150,787
Banco Santander SA- ADR	34,336	276,061
		426,848
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.6%
Telefonica SA- ADR	18,744	358,385

ELECTRIC UTILITIES—0.4%
Iberdrola SA- ADR	8,213	219,205

METALS & MINING—0.0%**
Acerinox SA	2,098	23,577

OIL, GAS & CONSUMABLE FUELS—0.6%
Repsol YPF SA- ADR	11,768	309,028

RETAILING—0.1%
Inditex SA	678	57,878
		1,394,921
SWEDEN—1.7%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM
Ericsson- ADR	14,358	137,119

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
SWEDEN—1.7%, continued
MACHINERY—0.8%
Atlas Copco AB- ADR	7,261	$ 128,520
Atlas Copco AB, Class A	7,174	126,983
Sandvik AB	7,901	91,045
Sandvik AB- ADR	9,009	104,054
		450,602
PAPER & FOREST PRODUCTS—0.1%
Svenska Cellulosa AB,
Class B	4,800	58,445

RETAILING—0.1%
Hennes & Mauritz AB
(H&M), Class B	1,624	48,625

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB- ADR	38,425	227,092
		921,883
SWITZERLAND—6.3%
CAPITAL MARKETS—0.9%
Credit Suisse Group AG-
ADR	7,336	192,497
Julius Baer Group Ltd. (a)	936	31,279
UBS AG (a)	24,155	276,092
		499,868
CHEMICALS—0.5%
Syngenta AG- ADR	5,600	290,472

COMPUTERS & PERIPHERALS—0.0%**
Logitech International SA (a).	2,644	20,650

DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
Swisscom AG- ADR	4,140	167,877

ELECTRICAL EQUIPMENT—0.8%
ABB Ltd.- ADR (a)	25,755	439,895

INSURANCE—0.7%
Swiss Reinsurance Co. Ltd.
(a)	2,040	94,377
Zurich Financial Services AG-
ADR (a)	13,800	289,662
		384,039
METALS & MINING—0.4%
Xstrata plc- ADR	83,485	204,538

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
SWITZERLAND—6.3%,
continued
PHARMACEUTICALS—2.6%
Novartis AG- ADR	14,628	$ 815,804
Roche Holding AG- ADR	15,192	611,022
		1,426,826
PROFESSIONAL SERVICES—0.0%**
Adecco SA (a)	710	27,984

TRADING COMPANIES & DISTRIBUTORS—0.1%
Wolseley plc	581	14,416
Wolseley plc- ADR	20,750	51,460
		65,876
		3,528,025
TAIWAN—2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.1%
Chunghwa Telecom Co. Ltd.-
ADR	1,055	34,815

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.2%
AU Optronics Corp.- ADR	31,154	123,370

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—2.0%
Advanced Semiconductor
Engineering, Inc.- ADR	40,736	171,906
Siliconware Precision
Industries Co.- ADR	30,426	145,436
Taiwan Semiconductor
Manufacturing Co. Ltd.-
ADR	49,675	567,785
United Microelectronics
Corp.- ADR	112,138	214,184
		1,099,311
		1,257,496
TURKEY—0.3%
COMMERCIAL BANKS—0.3%
Turkiye Garanti Bankasi AS-
ADR	37,152	145,264

UNITED KINGDOM—12.0%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	10,192
Man Group plc- ADR	7,608	19,096
		29,288
COMMERCIAL BANKS—1.3%
Barclays plc- ADR	7,014	68,597
HSBC Holdings plc- ADR	15,827	602,059

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
UNITED KINGDOM—
12.0%, continued
COMMERCIAL BANKS—1.3%, continued
Lloyds Banking Group plc-
ADR (a)	19,484	$ 40,722
		711,378
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.2%
BT Group plc- ADR	3,811	101,525

ELECTRIC UTILITIES—0.4%
Scottish & Southern Energy
plc- ADR	10,880	219,015

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA- ADR (a)	2,434	46,611

FOOD & STAPLES RETAILING—0.2%
J Sainsbury plc	4,806	20,464
J Sainsbury plc- ADR	3,319	55,958
WM Morrison Supermarkets
plc	7,868	35,475
		111,897
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Smith & Nephew plc- ADR	2,331	104,173

HOTELS, RESTAURANTS & LEISURE—0.4%
Carnival plc- ADR	1,539	47,386
Compass Group plc- ADR	22,238	178,349
		225,735
HOUSEHOLD PRODUCTS—0.4%
Reckitt Benckiser Group plc .	1,019	51,631
Reckitt Benckiser Group plc-
ADR	16,130	162,752
		214,383
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.2%
International Power plc	4,881	23,170
International Power plc- ADR	1,872	88,733
		111,903
INSURANCE—0.3%
Aviva plc	6,027	28,344
Prudential plc- ADR	9,831	167,717
		196,061
MATERIALS—0.1%
Antofagasta plc	3,335	47,619

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
UNITED KINGDOM—
12.0%, continued
MEDIA—0.8%
British Sky Broadcasting
Group plc	3,176	$ 32,710
British Sky Broadcasting
Group plc- ADR	2,267	93,536
Pearson plc- ADR	12,578	220,241
Reed Elsevier plc- ADR	3,719	113,132
		459,619
METALS & MINING—1.1%
Antofagasta plc- ADR	3,393	97,074
Rio Tinto plc- ADR	11,608	511,680
		608,754
MULTILINE RETAIL—0.1%
Marks & Spencer Group plc-
ADR	6,941	66,564

MULTI-UTILITIES—1.1%
Centrica plc	7,002	32,277
Centrica plc- ADR	6,310	116,293
National Grid plc- ADR	6,366	315,754
United Utilities Group plc-
ADR	7,667	149,583
		613,907
OIL, GAS & CONSUMABLE FUELS—2.0%
BG Group plc- ADR	3,974	379,120
BP plc- ADR	15,051	542,889
Tullow Oil plc	5,148	104,114
Tullow Oil plc- ADR	7,812	78,354
		1,104,477
PHARMACEUTICALS—1.6%
AstraZeneca plc- ADR	7,404	328,441
GlaxoSmithKline plc- ADR	14,386	593,998
		922,439
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.2%
ARM Holdings plc- ADR	4,430	112,965

SOFTWARE—0.1%
Sage Group plc	3,343	13,258
Sage Group plc- ADR	2,441	38,690
		51,948
SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	13,881	104,663

WIRELESS TELECOMMUNICATION SERVICES—1.0%
Vodafone Group plc- ADR	21,425	549,551

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis International Index

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—96.2%, continued
UNITED KINGDOM—
12.0%, continued
WIRELESS TELECOMMUNICATION SERVICES—
1.0%, continued
		$ 6,714,475
UNITED STATES—0.7%
HEALTH CARE TECHNOLOGY—0.2%
SXC Health Solutions Corp.
(a)	1,884	104,939

MEDIA—0.1%
Thomson Reuters Corp.	2,653	71,737

METALS & MINING—0.2%
Sims Metal Management Ltd.-
ADR	7,453	88,244

REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.2%
Brookfield Office Properties,
Inc.	10,103	139,118
		404,038
TOTAL COMMON STOCKS		53,839,132

SHORT TERM INVESTMENT—1.2%
INVESTMENT COMPANY—1.2%
JPMorgan U.S. Government
Money Market Fund, Agency
Shares	659,406	659,406

TOTAL INVESTMENTS (Cost*
$66,233,965)—97.4%		$ 54,498,538
Other assets in excess of liabilities — 2.6%		1,451,766
NET ASSETS—100%		$ 55,950,304

(a)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.01%.

ADR	—	American Depositary Receipt
MTN	—	Medium Term Note
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Value Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%
AIRLINES—0.4%
Delta Air Lines, Inc.(a)	6,669	$ 50,017
Southwest Airlines Co.	10,063	80,907
United Continental Holdings,
Inc.(a)	4,220	81,784
		212,708
AUTO COMPONENTS—0.1%
Autoliv, Inc.	465	22,552
Lear Corp.	1,093	46,890
		69,442
AUTOMOBILES—0.3%
General Motors Co.(a)	6,651	134,217

BEVERAGES—0.3%
Coca-Cola Enterprises, Inc.	4,031	100,291
Dr. Pepper Snapple Group,
Inc	1,738	67,400
		167,691
BIOTECHNOLOGY—0.6%
Amgen, Inc.	4,503	247,440
Cephalon, Inc.(a)	652	52,616
		300,056
BUILDING PRODUCTS—0.2%
Masco Corp.	5,766	41,054
Owens Corning(a)	1,759	38,135
		79,189
CAPITAL MARKETS—3.4%
Ameriprise Financial, Inc.	2,516	99,030
Bank of New York Mellon
Corp.	16,131	299,875
BlackRock, Inc.	1,071	158,519
Goldman Sachs Group, Inc.	6,013	568,529
Legg Mason, Inc.	2,963	76,179
Morgan Stanley	17,185	231,998
Raymond James Financial,
Inc	876	22,741
State Street Corp.	5,540	178,166
		1,635,037
CHEMICALS—1.5%
Air Products & Chemicals,
Inc	983	75,072
Airgas, Inc.	1,048	66,883
Albemarle Corp.	1,285	51,914

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
CHEMICALS—1.5%, continued
Ashland, Inc.	1,112	$ 49,083
E.I. du Pont de Nemours &
Co.	7,498	299,695
FMC Corp.	861	59,547
Huntsman Corp.	534	5,164
International Flavors &
Fragrances, Inc.	1,490	83,768
LyondellBasell Industries
NV, Class A	914	22,329
		713,455
COMMERCIAL BANKS—6.4%
Bank of Montreal	896	50,042
BB&T Corp.	8,292	176,868
CIT Group, Inc.(a)	2,126	64,567
Comerica, Inc.	1,809	41,553
Fifth Third Bancorp	11,090	112,009
First Horizon National Corp.	4,659	27,768
Huntington Bancshares, Inc..	10,533	50,558
KeyCorp	12,151	72,055
M&T Bank Corp.	1,320	92,268
PNC Financial Services
Group, Inc	5,556	267,744
Regions Financial Corp.	16,978	56,537
SunTrust Banks, Inc	5,767	103,518
U.S. Bancorp	21,297	501,331
Wells Fargo & Co.	59,752	1,441,218
Zions Bancorp	2,722	38,298
		3,096,334
COMMERCIAL SERVICES & SUPPLIES—0.8%
Avery Dennison Corp.	2,140	53,671
Pitney Bowes, Inc.	2,461	46,267
R.R. Donnelley & Sons Co. .	3,672	51,848
Waste Management, Inc	6,946	226,162
		377,948
COMMUNICATIONS EQUIPMENT—0.3%
Motorola Mobility Holdings,
Inc.(a)	1	38
Motorola Solutions, Inc.	2,418	101,314
Tellabs, Inc	8,127	34,865
		136,217
COMPUTERS & PERIPHERALS—1.4%
Dell, Inc.(a)	11,287	159,711
Hewlett-Packard Co.	16,753	376,105
SanDisk Corp.(a)	670	27,034

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Value Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
COMPUTERS & PERIPHERALS—1.4%, continued
Seagate Technology plc	6,861	$ 70,531
Western Digital Corp.(a)	1,612	41,461
		674,842
CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	2,061	56,801

CONSUMER FINANCE—0.6%
Capital One Financial Corp.	5,236	207,503
SLM Corp.	6,152	76,592
		284,095
CONTAINERS & PACKAGING—0.3%
Bemis Co., Inc.	4,163	122,018
Owens-Illinois, Inc.(a)	2,703	40,869
		162,887
DISTRIBUTORS—0.2%
Genuine Parts Co.	2,370	120,396

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	4,703	62,597

DIVERSIFIED FINANCIAL SERVICES—7.1%
Bank of America Corp	122,804	751,560
Citigroup, Inc.	35,452	908,280
CME Group, Inc., Class A	694	171,002
JPMorgan Chase & Co.	46,604	1,403,713
Moody's Corp	2,056	62,605
NASDAQ OMX Group,
Inc.(a)	3,172	73,400
NYSE Euronext	4,404	102,349
		3,472,909
DIVERSIFIED TELECOMMUNICATION SERVICES—
7.4%
AT&T, Inc.	69,390	1,979,003
CenturyLink, Inc.	7,428	246,015
Frontier Communications
Corp.	14,847	90,715
Verizon Communications,
Inc	32,653	1,201,630
Windstream Corp	9,242	107,762
		3,625,125
ELECTRIC UTILITIES—2.4%
DPL, Inc	1,113	33,546
FirstEnergy Corp.	3,355	150,673

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
ELECTRIC UTILITIES—2.4%, continued
NextEra Energy, Inc	5,890	$ 318,178
Northeast Utilities	3,436	115,621
Pepco Holdings, Inc.	5,153	97,495
Southern Co.	10,416	441,326
		1,156,839
ELECTRICAL EQUIPMENT—0.3%
Cooper Industries plc	2,745	126,599

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—1.1%
Arrow Electronics, Inc.(a)	1,980	55,004
Corning, Inc.	19,657	242,961
Flextronics International
Ltd.(a)	9,429	53,085
Jabil Circuit, Inc.	1,859	33,072
TE Connectivity Ltd	4,666	131,301
		515,423
ENERGY EQUIPMENT & SERVICES—0.3%
Nabors Industries Ltd.(a)	3,047	37,356
Noble Corp.(a)	1,933	56,734
Patterson-UTI Energy, Inc.	2,566	44,494
		138,584
FOOD & STAPLES RETAILING—1.3%
CVS Caremark Corp.	16,455	552,559
Safeway, Inc	4,013	66,736
		619,295
FOOD PRODUCTS—2.6%
ConAgra Foods, Inc.	7,530	182,376
H.J. Heinz Co.	1,906	96,215
Hormel Foods Corp.	1,580	42,691
J. M. Smucker Co	1,238	90,238
Kraft Foods, Inc., Class A	19,291	647,792
McCormick & Co., Inc.	2,169	100,121
Ralcorp Holdings, Inc.(a)	690	52,930
Tyson Foods, Inc., Class A	3,302	57,323
		1,269,686
GAS UTILITIES—0.3%
National Fuel Gas Co.	1,408	68,541
Oneok, Inc.	1,320	87,173
		155,714
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Boston Scientific Corp.(a)	21,282	125,777

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Value Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%,
continued
CareFusion Corp.(a)	2,330	$ 55,803
Covidien plc	5,754	253,751
Hologic, Inc.(a)	4,950	75,290
Kinetic Concepts, Inc.(a)	521	34,329
		544,950
HEALTH CARE PROVIDERS & SERVICES—2.0%
Aetna, Inc	4,164	151,361
Cardinal Health, Inc	4,105	171,918
CIGNA Corp.	3,085	129,385
Coventry Health Care, Inc.(a).	2,032	58,542
Humana, Inc	1,892	137,605
Omnicare, Inc.	1,142	29,041
Universal Health Services,
Inc., Class B	338	11,492
WellPoint, Inc.	4,257	277,897
		967,241
HOTELS, RESTAURANTS & LEISURE—0.7%
Carnival Corp	4,993	151,288
Darden Restaurants, Inc	1,878	80,284
Hyatt Hotels Corp., Class
A(a)	683	21,426
Royal Caribbean Cruises Ltd	1,060	22,938
Wyndham Worldwide Corp .	2,582	73,613
		349,549
HOUSEHOLD DURABLES—0.7%
D.R. Horton, Inc.	5,775	52,206
Leggett & Platt, Inc.	2,910	57,589
Lennar Corp., Class A	2,711	36,707
Mohawk Industries, Inc.(a)	841	36,087
Newell Rubbermaid, Inc.	6,170	73,238
Toll Brothers, Inc.(a)	1,171	16,898
Whirlpool Corp.	987	49,261
		321,986
HOUSEHOLD PRODUCTS—4.5%
Church & Dwight Co., Inc	2,046	90,433
Procter & Gamble Co.	33,381	2,109,012
		2,199,445
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.2%
NRG Energy, Inc.(a)	4,298	91,161

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
INDUSTRIAL CONGLOMERATES—1.2%
3M Co	8,325	$ 597,652

INSURANCE—8.5%
ACE Ltd.	4,050	245,430
Aflac, Inc.	5,141	179,678
Allstate Corp.	7,809	184,995
AON Corp.	2,830	118,803
Assurant, Inc.	2,380	85,204
Assured Guaranty Ltd.	1,841	20,233
Axis Capital Holdings Ltd.	1,396	36,212
Berkshire Hathaway, Inc.,
Class B(a)	7,434	528,111
Chubb Corp.	3,860	231,561
Cincinnati Financial Corp.	1,700	44,761
Everest Re Group Ltd.	1,250	99,225
Fidelity National Financial,
Inc., Class A	3,675	55,787
Genworth Financial, Inc.,
Class A(a)	9,227	52,963
Hartford Financial Services
Group, Inc	5,940	95,872
Lincoln National Corp.	4,385	68,538
Loews Corp.	3,484	120,372
Markel Corp.(a)	219	78,212
Marsh & McLennan Cos.,
Inc.	6,770	179,676
MetLife, Inc.	12,042	337,296
Principal Financial Group,
Inc.	4,754	107,773
Progressive Corp.	7,694	136,645
Prudential Financial, Inc.	5,225	244,844
RenaissanceRe Holdings Ltd.	1,607	102,527
Torchmark Corp.	2,383	83,071
Transatlantic Holdings, Inc. .	2,330	113,052
Travelers Cos., Inc.	4,849	236,292
Unum Group	4,968	104,129
White Mountains Insurance
Group Ltd.	180	73,035
Willis Group Holdings plc	2,720	93,486
XL Group plc	4,703	88,416
		4,146,199
INTERNET & CATALOG RETAIL—0.2%
Liberty Interactive Corp.,
Series A(a)	7,606	112,341

INTERNET SOFTWARE & SERVICES—0.3%
AOL, Inc.(a)	3,218	38,616

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Value Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
INTERNET SOFTWARE & SERVICES—0.3%, continued
Yahoo!, Inc.(a)	8,881	$ 116,874
		155,490
IT SERVICES—0.5%
Computer Sciences Corp.	2,644	70,991
Fidelity National Information
Services, Inc.	3,883	94,435
Paychex, Inc.	2,084	54,955
		220,381
LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	1,817	59,252
Mattel, Inc.	5,796	150,059
		209,311
MACHINERY—1.3%
Dover Corp.	1,882	87,701
Harsco Corp.	1,722	33,390
Illinois Tool Works, Inc.	6,373	265,117
Ingersoll-Rand plc	2,301	64,635
Parker Hannifin Corp	815	51,451
Stanley Black & Decker, Inc.	2,321	113,961
Terex Corp.(a)	869	8,916
		625,171
MEDIA—2.0%
Comcast Corp. - Special,
Class A	4,446	91,988
DISH Network Corp., Class
A(a)	2,260	56,635
Gannett Co., Inc.	3,372	32,135
Time Warner, Inc.	12,812	383,976
Walt Disney Co.	14,162	427,126
		991,860
METALS & MINING—0.6%
Cliffs Natural Resources, Inc.	1,169	59,818
Nucor Corp.	3,890	123,079
Reliance Steel & Aluminum
Co.	814	27,684
Steel Dynamics, Inc.	3,597	35,682
United States Steel Corp.	2,078	45,737
		292,000
MULTILINE RETAIL—0.8%
J.C. Penney Co., Inc	2,635	70,565
Macy's, Inc.	6,152	161,921
Nordstrom, Inc.	2,610	119,225

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
MULTILINE RETAIL—0.8%, continued
Sears Holdings Corp.(a)	435	$ 25,021
		376,732
MULTI-UTILITIES—2.7%
Alliant Energy Corp.	2,331	90,163
CenterPoint Energy, Inc.	6,705	131,552
CMS Energy Corp.	2,199	43,518
Consolidated Edison, Inc.	3,801	216,733
DTE Energy Co.	3,860	189,217
MDU Resources Group, Inc.	4,677	89,752
NiSource, Inc.	4,934	105,489
NSTAR	674	30,202
OGE Energy Corp.	649	31,016
PG&E Corp.	5,198	219,928
SCANA Corp.	763	30,863
Wisconsin Energy Corp.	4,376	136,925
		1,315,358
OFFICE ELECTRONICS—0.3%
Xerox Corp.	18,621	129,788

OIL, GAS & CONSUMABLE FUELS—5.6%
Apache Corp.	4,819	386,677
Chesapeake Energy Corp.	7,342	187,588
Cimarex Energy Co.	1,068	59,488
ConocoPhillips	16,463	1,042,437
Devon Energy Corp.	5,300	293,832
Energen Corp.	379	15,497
EQT Corp.	1,325	70,702
Marathon Oil Corp.	8,847	190,918
Marathon Petroleum Corp.	4,423	119,686
Newfield Exploration Co.(a).	1,235	49,017
Noble Energy, Inc.	930	65,844
Plains Exploration &
Production Co.(a)	1,466	33,293
Southern Union Co	1,026	41,625
Spectra Energy Corp.	7,434	182,356
		2,738,960
PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	5,831	135,571
MeadWestvaco Corp.	2,902	71,273
		206,844
PHARMACEUTICALS—11.4%
Abbott Laboratories	17,940	917,452
Bristol-Myers Squibb Co.	22,150	695,067
Eli Lilly & Co.	12,210	451,404

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Value Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
PHARMACEUTICALS—11.4%, continued
Forest Laboratories, Inc.(a)	3,827	$ 117,833
Johnson & Johnson	32,442	2,066,880
Merck & Co., Inc.	37,166	1,215,700
Watson Pharmaceuticals,
Inc.(a)	1,413	96,437
		5,560,773
PROFESSIONAL SERVICES—0.1%
Manpower, Inc.	915	30,762

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.2%
Annaly Capital Management,
Inc	10,507	174,731
AvalonBay Communities,
Inc	1,518	173,128
Boston Properties, Inc.	571	50,876
Duke Realty Corp.	4,136	43,428
Equity Residential	2,432	126,148
Federal Realty Investment
Trust	1,074	88,508
General Growth Properties,
Inc.	1,895	22,930
HCP, Inc.	6,195	217,197
Health Care REIT, Inc.	902	42,214
Host Hotels & Resorts, Inc.	1,196	13,084
Kimco Realty Corp.	6,550	98,447
Liberty Property Trust	3,216	93,618
Macerich Co	1,986	84,663
Plum Creek Timber Co., Inc. .	3,200	111,072
ProLogis, Inc.	4,972	120,571
Rayonier, Inc.	1,950	71,741
Regency Centers Corp.	1,634	57,729
SL Green Realty Corp.	1,136	66,058
UDR, Inc.	2,982	66,022
Ventas, Inc.	2,371	117,127
Vornado Realty Trust	2,270	169,387
Weingarten Realty Investors .	2,084	44,118
		2,052,797
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—4.1%
Applied Materials, Inc.	15,397	159,359
Intel Corp.	66,423	1,416,803
KLA-Tencor Corp.	2,395	91,681
LSI Corp.(a)	7,790	40,352
Maxim Integrated Products,
Inc.	4,493	104,822
Microchip Technology, Inc.	2,894	90,032

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.6%, continued
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—4.1%, continued
Micron Technology, Inc.(a)	12,628	$ 63,645
Xilinx, Inc.	2,037	55,895
		2,022,589
SOFTWARE—1.8%
Microsoft Corp.	32,220	801,956
Synopsys, Inc.(a)	3,565	86,843
		888,799
SPECIALTY RETAIL—1.4%
Best Buy Co., Inc.	2,085	48,580
GameStop Corp., Class A(a).	2,804	64,772
Home Depot, Inc.	12,672	416,529
Limited Brands, Inc.	3,705	142,680
		672,561
THRIFTS & MORTGAGE FINANCE—0.3%
Hudson City Bancorp, Inc.	9,114	51,585
New York Community
Bancorp, Inc.	5,331	63,439
People's United Financial,
Inc.	4,388	50,023
		165,047
WATER UTILITIES—0.2%
American Water Works Co.,
Inc.	1,236	37,303
Aqua America, Inc.	2,869	61,884
		99,187
WIRELESS TELECOMMUNICATION SERVICES—0.3%
Sprint Nextel Corp.(a)	39,309	119,499
Telephone & Data Systems,
Inc.	1,172	24,905
		144,404
TOTAL COMMON STOCKS .		47,593,424

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Value Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—1.1%
DEVELOPMENT AUTHORITIES—1.1%
Everence Community
Investment, Inc., 0.52%,
12/15/12+(b)	$ 175,000	$ 175,000
Everence Community
Investment, Inc., 0.78%,
12/15/13+(b)	192,500	175,945
Everence Community
Investment, Inc., 0.78%,
12/15/14+(b)	192,500	192,500
TOTAL
CORPORATE
NOTES		543,445

SHORT TERM INVESTMENT—0.4%
INVESTMENT COMPANY—0.4%
JPMorgan U.S. Government
Money Market Fund, Agency
Shares	183,397	183,397

TOTAL INVESTMENTS (Cost*
$52,204,213)—99.1%		$ 48,320,266
Other assets in excess of liabilities — 0.9%		437,345
NET ASSETS—100%		$ 48,757,611

+	Variable rate security. Rates presented are the rates in effect at September 30, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	175,000	12/2009
Everence Community Investment, Inc.	0.78%	192,500	12/2009
Everence Community Investment, Inc.	0.78%	192,500	12/2009

At September 30, 2011, these securities had an aggregate market value of $543,445, representing 1.1% of net assets.
*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Growth Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%
AIR FREIGHT & LOGISTICS—1.8%
C. H. Robinson Worldwide,
Inc.	1,398	$ 95,721
Expeditors International of
Washington, Inc.	1,536	62,285
FedEx Corp.	2,084	141,045
United Parcel Service, Inc.,
Class B	5,181	327,180
		626,231
AIRLINES—0.1%
Delta Air Lines, Inc.(a)	2,213	16,598

AUTO COMPONENTS—0.6%
BorgWarner, Inc.(a)	812	49,151
Goodyear Tire & Rubber
Co.(a)	2,001	20,190
Johnson Controls, Inc.	5,008	132,061
TRW Automotive Holdings
Corp.(a)	347	11,357
		212,759
AUTOMOBILES—0.9%
Ford Motor Co.(a)	24,509	237,002
Harley-Davidson, Inc.	1,740	59,734
		296,736
BEVERAGES—4.9%
Coca-Cola Co	13,976	944,218
Hansen Natural Corp.(a)	654	57,088
PepsiCo, Inc.	10,939	677,124
		1,678,430
BIOTECHNOLOGY—2.7%
Alexion Pharmaceuticals,
Inc.(a)	1,530	98,012
Amgen, Inc.	3,835	210,733
Biogen Idec, Inc.(a)	1,455	135,533
Celgene Corp.(a)	3,239	200,559
Dendreon Corp.(a)	1,930	17,370
Gilead Sciences, Inc.(a)	4,987	193,495
Regeneron Pharmaceuticals,
Inc.(a)	363	21,127
Vertex Pharmaceuticals,
Inc.(a)	1,259	56,076
		932,905

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
CAPITAL MARKETS—1.5%
Affiliated Managers Group,
Inc.(a)	179	$ 13,971
Ameriprise Financial, Inc	1,091	42,942
Charles Schwab Corp	6,954	78,371
Eaton Vance Corp.	1,115	24,831
Franklin Resources, Inc.	1,121	107,212
Invesco Ltd	2,576	39,954
Northern Trust Corp	1,751	61,250
SEI Investments Co.	2,882	44,325
T. Rowe Price Group, Inc.	1,784	85,222
TD Ameritrade Holding Corp.	1,759	25,866
		523,944
CHEMICALS—1.9%
Air Products & Chemicals,
Inc.	797	60,867
CF Industries Holdings, Inc.	471	58,117
E.I. du Pont de Nemours &
Co.	1,775	70,947
Ecolab, Inc.	1,868	91,327
LyondellBasell Industries
NV, Class A	1,021	24,943
Nalco Holding Co.	1,829	63,978
Praxair, Inc.	2,111	197,336
Sigma-Aldrich Corp	1,156	71,429
		638,944
COMMERCIAL SERVICES & SUPPLIES—0.5%
Copart, Inc.(a)	1,318	51,560
Iron Mountain, Inc.	1,622	51,288
Stericycle, Inc.(a)	729	58,845
		161,693
COMMUNICATIONS EQUIPMENT—4.0%
Acme Packet, Inc.(a)	476	20,273
Cisco Systems, Inc.	37,384	579,078
F5 Networks, Inc.(a)	544	38,651
Juniper Networks, Inc.(a)	3,530	60,928
Motorola Mobility Holdings,
Inc.(a)	2,317	87,536
Motorola Solutions, Inc.	977	40,937
QUALCOMM, Inc.	10,916	530,845
Riverbed Technology, Inc.(a) .	924	18,443
		1,376,691
COMPUTERS & PERIPHERALS—8.8%
Apple, Inc.(a)	6,179	2,355,311
Dell, Inc.(a)	7,540	106,691

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Growth Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
COMPUTERS & PERIPHERALS—8.8%, continued
EMC Corp.(a)	14,601	$ 306,475
Hewlett-Packard Co	4,851	108,905
NetApp, Inc.(a)	2,370	80,438
SanDisk Corp.(a)	1,413	57,015
Western Digital Corp.(a)	1,034	26,594
		3,041,429
CONSTRUCTION & ENGINEERING—0.3%
Fluor Corp.	1,432	66,660
Foster Wheeler AG(a)	1,255	22,326
		88,986
CONSUMER FINANCE—1.2%
American Express Co.	6,900	309,810
Discover Financial Services	3,851	88,342
		398,152
CONTAINERS & PACKAGING—0.1%
Crown Holdings, Inc.(a)	1,550	47,446

DIVERSIFIED CONSUMER SERVICES—0.1%
Apollo Group, Inc., Class
A(a)	871	34,500
ITT Educational Services,
Inc.(a)	94	5,413
Weight Watchers
International, Inc.	171	9,961
		49,874
DIVERSIFIED FINANCIAL SERVICES—0.2%
IntercontinentalExchange,
Inc.(a)	406	48,014
Moody's Corp	923	28,105
		76,119
ELECTRICAL EQUIPMENT—1.2%
AMETEK, Inc.	1,324	43,652
Emerson Electric Co.	5,506	227,453
Rockwell Automation, Inc	1,274	71,344
Roper Industries, Inc.	838	57,747
Sensata Technologies
Holding NV(a)	430	11,378
		411,574
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.3%
Amphenol Corp., Class A	1,690	68,901

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.3%, continued
Trimble Navigation Ltd.(a)	1,341	$ 44,991
		113,892
ENERGY EQUIPMENT & SERVICES—1.4%
Cameron International
Corp.(a)	1,770	73,526
Diamond Offshore Drilling,
Inc.	731	40,015
FMC Technologies, Inc.(a)	1,710	64,296
Helmerich & Payne, Inc	838	34,023
McDermott International,
Inc.(a)	3,748	40,328
National Oilwell Varco, Inc.	2,774	142,084
Noble Corp.(a)	880	25,828
Weatherford International
Ltd.(a)	5,139	62,747
		482,847
FOOD & STAPLES RETAILING—3.6%
Costco Wholesale Corp.	2,739	224,927
Kroger Co	4,956	108,834
Walgreen Co.	6,108	200,892
Wal-Mart Stores, Inc.	12,494	648,439
Whole Foods Market, Inc	1,082	70,665
		1,253,757
FOOD PRODUCTS—1.8%
General Mills, Inc.	4,766	183,348
Green Mountain Coffee
Roasters, Inc.(a)	1,055	98,052
H.J. Heinz Co.	1,196	60,374
Hershey Co	1,517	89,867
Kellogg Co.	1,539	81,859
Mead Johnson Nutrition Co.	1,738	119,627
		633,127
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
Baxter International, Inc.	3,841	215,634
Becton Dickinson and Co.	1,404	102,941
C.R. Bard, Inc.	773	67,669
DENTSPLY International,
Inc.	1,554	47,692
Edwards Lifesciences
Corp.(a)	825	58,806
Intuitive Surgical, Inc.(a)	269	97,991
Medtronic, Inc.	6,960	231,350
ResMed, Inc.(a)	1,256	36,160

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Growth Index Fund

September 30, 2011 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—97.4%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%,
continued
St. Jude Medical, Inc.	2,362	$ 85,481
Stryker Corp	2,340	110,284
Varian Medical Systems,
Inc.(a)	811	42,302
Zimmer Holdings, Inc.(a)	1,166	62,381
		1,158,691
HEALTH CARE PROVIDERS & SERVICES—3.1%
AmerisourceBergen Corp.	1,765	65,782
DaVita, Inc.(a)	733	45,937
Express Scripts, Inc.(a)	3,972	147,242
Henry Schein, Inc.(a)	841	52,150
Laboratory Corp. of America
Holdings(a)	706	55,809
McKesson Corp.	1,993	144,891
Medco Health Solutions,
Inc.(a)	2,804	131,480
Quest Diagnostics, Inc.	1,816	89,638
UnitedHealth Group, Inc.	7,601	350,558
		1,083,487
HEALTH CARE TECHNOLOGY—0.2%
Cerner Corp.(a)	904	61,942

HOTELS, RESTAURANTS & LEISURE—3.1%
Chipotle Mexican Grill,
Inc.(a)	213	64,528
Marriott International, Inc.,
Class A	2,248	61,235
McDonald's Corp.	6,438	565,385
Starbucks Corp.	4,710	175,636
Starwood Hotels & Resorts
Worldwide, Inc.	1,434	55,668
Yum! Brands, Inc.	3,227	159,382
		1,081,834
HOUSEHOLD DURABLES—0.1%
Toll Brothers, Inc.(a)	1,800	25,974

HOUSEHOLD PRODUCTS—2.0%
Clorox Co.	1,803	119,593
Colgate-Palmolive Co.	3,602	319,425
Energizer Holdings, Inc.(a)	736	48,900
Kimberly-Clark Corp.	2,914	206,923
		694,841

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.1%
AES Corp.(a)	4,097	$ 39,987

INDUSTRIAL CONGLOMERATES—0.5%
Tyco International Ltd.	3,784	154,198

INSURANCE—0.5%
Berkshire Hathaway, Inc.,
Class B(a)	2,189	155,507
Brown & Brown, Inc.	1,455	25,899
		181,406
INTERNET & CATALOG RETAIL—2.1%
Amazon.com, Inc.(a)	2,380	514,627
Expedia, Inc.	1,610	41,457
NetFlix, Inc.(a)	336	38,022
priceline.com, Inc.(a)	306	137,535
		731,641
INTERNET SOFTWARE & SERVICES—3.7%
Akamai Technologies, Inc.(a).	1,478	29,383
eBay, Inc.(a)	7,408	218,462
Google, Inc., Class A(a)	1,668	857,986
Rackspace Hosting, Inc.(a)	802	27,380
VeriSign, Inc.	1,821	52,099
Yahoo!, Inc.(a)	7,321	96,344
		1,281,654
IT SERVICES—7.9%
Accenture plc, Class A	4,213	221,941
Automatic Data Processing,
Inc.	3,773	177,897
Cognizant Technology
Solutions Corp., Class A(a).	1,991	124,836
Fiserv, Inc.(a)	1,482	75,241
International Business
Machines Corp.	8,034	1,406,191
Mastercard, Inc., Class A	720	228,355
Paychex, Inc.	1,693	44,644
Teradata Corp.(a)	1,177	63,005
VeriFone Systems, Inc.(a)	727	25,459
Visa, Inc., Class A	3,476	297,963
Western Union Co.	3,868	59,142
		2,724,674
LIFE SCIENCES TOOLS & SERVICES—0.9%
Covance, Inc.(a)	602	27,361
Illumina, Inc.(a)	894	36,582

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Growth Index Fund
September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
LIFE SCIENCES TOOLS & SERVICES—0.9%, continued
Life Technologies Corp.(a)	1,718	$ 66,023
Thermo Fisher Scientific,
Inc.(a)	2,866	145,134
Waters Corp.(a)	650	49,069
		324,169
MACHINERY—1.4%
AGCO Corp.(a)	680	23,508
Deere & Co.	2,755	177,890
Flowserve Corp.	498	36,852
Ingersoll-Rand plc	2,396	67,304
Joy Global, Inc	746	46,535
PACCAR, Inc.	2,221	75,114
Parker Hannifin Corp	937	59,153
		486,356
MEDIA—4.9%
AMC Networks, Inc., Class
A(a)	456	14,569
Cablevision Systems Corp.,
Class A	1,824	28,692
CBS Corp., Class B	4,258	86,778
Comcast Corp., Class A	14,252	297,867
Comcast Corp. - Special,
Class A	4,379	90,601
DIRECTV, Class A(a)	5,581	235,797
Discovery Communications,
Inc., Class C(a)	2,516	88,437
Discovery Communications,
Inc., Class A(a)	1,172	44,091
Interpublic Group of Cos.,
Inc	4,104	29,549
Liberty Global, Inc., Class
A(a)	856	30,970
Liberty Media Corp. - Liberty
Capital, Series A(a)	402	26,580
Liberty Media Corp. - Liberty
Starz, Series A(a)	204	12,966
McGraw-Hill Cos., Inc.	1,927	79,007
Omnicom Group, Inc.	1,958	72,133
Sirius XM Radio, Inc.(a)	38,533	58,185
Time Warner Cable, Inc.	2,448	153,416
Viacom, Inc., Class B	3,986	154,418
Virgin Media, Inc	2,280	55,518
Walt Disney Co.	4,340	130,894
		1,690,468
METALS & MINING—0.3%
Allegheny Technologies, Inc..	992	36,694

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
METALS & MINING—0.3%, continued
Cliffs Natural Resources, Inc..	590	$ 30,190
Molycorp, Inc.(a)	493	16,205
Walter Energy, Inc.	353	21,184
		104,273
MULTILINE RETAIL—1.4%
Dollar Tree, Inc.(a)	925	69,477
Family Dollar Stores, Inc.	952	48,419
Kohl's Corp.	2,523	123,879
Target Corp.	4,561	223,671
		465,446
OIL, GAS & CONSUMABLE FUELS—3.7%
Alpha Natural Resources,
Inc.(a)	1,706	30,179
Anadarko Petroleum Corp.	3,589	226,286
Arch Coal, Inc.	1,251	18,240
Cabot Oil & Gas Corp.	603	37,332
Concho Resources, Inc.(a)	654	46,525
Denbury Resources, Inc.(a)	3,991	45,896
El Paso Corp	4,420	77,262
EOG Resources, Inc.	1,873	133,002
Hess Corp.	2,045	107,281
Murphy Oil Corp.	1,163	51,358
Noble Energy, Inc.	598	42,338
Pioneer Natural Resources
Co.	771	50,709
QEP Resources, Inc.	1,047	28,342
Range Resources Corp.	1,251	73,133
SandRidge Energy, Inc.(a)	3,064	17,036
SM Energy Co.	300	18,195
Southwestern Energy Co.(a)	2,293	76,426
Tesoro Corp.(a)	539	10,494
Ultra Petroleum Corp.(a)	1,269	35,177
Whiting Petroleum Corp.(a)	940	32,975
Williams Cos., Inc.	5,011	121,968
		1,280,154
PERSONAL PRODUCTS—0.4%
Avon Products, Inc	2,561	50,196
Estee Lauder Cos., Inc., Class
A	790	69,393
Herbalife Ltd.	645	34,572
		154,161
PHARMACEUTICALS—1.0%
Allergan, Inc./United States	2,365	194,829
Hospira, Inc.(a)	1,027	37,999

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Growth Index Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
PHARMACEUTICALS—1.0%, continued
Mylan, Inc.(a)	2,727	$ 46,359
Perrigo Co.	673	65,355
		344,542
PROFESSIONAL SERVICES—0.3%
Dun & Bradstreet Corp.	502	30,753
IHS, Inc., Class A(a)	404	30,223
Robert Half International, Inc.	1,272	26,992
		87,968
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
Boston Properties, Inc.	981	87,407
CB Richard Ellis Group, Inc.,
Class A(a)	3,913	52,669
Host Hotels & Resorts, Inc.	4,329	47,359
Public Storage	1,186	132,061
Simon Property Group, Inc.	1,682	184,987
Weyerhaeuser Co	5,024	78,123
		582,606
ROAD & RAIL—1.1%
CSX Corp	8,276	154,513
Kansas City Southern(a)	1,081	54,007
Norfolk Southern Corp.	2,750	167,805
		376,325
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—2.2%
Altera Corp.	2,067	65,172
Analog Devices, Inc	2,349	73,406
Atmel Corp.(a)	2,699	21,781
Avago Technologies Ltd.	1,101	36,080
Broadcom Corp., Class A(a)	3,029	100,835
Cree, Inc.(a)	803	20,862
First Solar, Inc.(a)	428	27,054
Lam Research Corp.(a)	772	29,321
Marvell Technology Group
Ltd.(a)	3,343	48,574
NVIDIA Corp.(a)	4,561	57,012
ON Semiconductor Corp.(a)	6,461	46,325
Skyworks Solutions, Inc.(a)	1,374	24,650
Texas Instruments, Inc	7,669	204,379
		755,451
SOFTWARE—7.3%
Activision Blizzard, Inc.	3,596	42,792
Adobe Systems, Inc.(a)	4,171	100,813
Autodesk, Inc.(a)	1,538	42,726

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
SOFTWARE—7.3%, continued
BMC Software, Inc.(a)	962	$ 37,095
CA, Inc.	2,481	48,156
Citrix Systems, Inc.(a)	1,209	65,927
Electronic Arts, Inc.(a)	2,092	42,781
Informatica Corp.(a)	605	24,775
Intuit, Inc.(a)	1,857	88,096
Microsoft Corp.	33,803	841,357
Nuance Communications,
Inc.(a)	1,773	36,098
Oracle Corp.	27,468	789,430
Red Hat, Inc.(a)	1,450	61,277
Rovi Corp.(a)	610	26,218
Salesforce.com, Inc.(a)	802	91,652
Symantec Corp.(a)	4,563	74,377
TIBCO Software, Inc.(a)	1,238	27,719
VMware, Inc., Class A(a)	912	73,307
		2,514,596
SPECIALTY RETAIL—3.2%
Abercrombie & Fitch Co.,
Class A	459	28,256
AutoZone, Inc.(a)	224	71,499
Bed Bath & Beyond, Inc.(a)	1,559	89,346
Best Buy Co., Inc.	1,109	25,840
CarMax, Inc.(a)	1,462	34,869
Gap, Inc.	3,188	51,773
Home Depot, Inc.	4,519	148,539
Lowe's Cos., Inc.	8,739	169,012
O'Reilly Automotive, Inc.(a)	964	64,231
PetSmart, Inc.	1,009	43,034
Ross Stores, Inc.	902	70,978
Staples, Inc.	4,220	56,126
Tiffany & Co.	1,215	73,896
TJX Cos., Inc.	3,125	173,344
Tractor Supply Co.	272	17,014
		1,117,757
TEXTILES, APPAREL & LUXURY GOODS—1.7%
Coach, Inc.	2,052	106,355
Fossil, Inc.(a)	332	26,912
Lululemon Athletica, Inc.(a)	1,378	67,040
NIKE, Inc., Class B	2,474	211,552
Ralph Lauren Corp	478	61,996
VF Corp.	866	105,236
		579,091
TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co	1,954	65,029

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Growth Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
TRADING COMPANIES & DISTRIBUTORS—0.4%,
continued
W.W. Grainger, Inc.	402	$ 60,115
		125,144
WIRELESS TELECOMMUNICATION SERVICES—0.9%
American Tower Corp., Class
A(a)	2,840	152,792
Crown Castle International
Corp.(a)	1,874	76,216
MetroPCS Communications,
Inc.(a)	1,930	16,810
NII Holdings, Inc.(a)	2,438	65,704
		311,522
TOTAL COMMON STOCKS		33,582,492

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community
Investment, Inc., 0.52%,
11/30/13+(b)	$ 35,000	$ 35,000
Everence Community
Investment, Inc., 0.78%,
11/30/13+(b)	230,000	230,000
Everence Community
Investment, Inc., 0.78%,
12/15/14+(b)	75,000	75,000
TOTAL CORPORATE
NOTES		340,000

SHORT TERM INVESTMENT—1.5%
INVESTMENT COMPANY—1.5%
JPMorgan U.S. Government
Money Market Fund, Agency
Shares	508,456	508,456
TOTAL INVESTMENTS (Cost*
$33,279,920)—99.9%		$ 34,430,948
Other assets in excess of liabilities — 0.1%		32,333
NET ASSETS—100%		$ 34,463,281

+	Variable rate security. Rates presented are the rates in effect at September 30, 2011.
(a)	Non-income producing securities.

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Growth Index Fund

September 30, 2011 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	35,000	12/2010
Everence Community Investment, Inc.	0.78%	230,000	12/2010
Everence Community Investment, Inc.	0.78%	75,000	9/2011

At September 30, 2011, these securities had an aggregate market value of $340,000, representing 1.0% of net assets.
*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Small Cap Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—91.6%
AIR FREIGHT & LOGISTICS—1.3%
UTi Worldwide, Inc.	56,800	$ 740,672

CAPITAL MARKETS—0.9%
Evercore Partners, Inc.,
Class A	23,750	541,500

CHEMICALS—0.8%
Calgon Carbon Corp.(a)	32,650	475,710

COMMERCIAL BANKS—3.7%
Home Bancshares, Inc.	22,100	468,962
Prosperity Bancshares, Inc.	16,550	540,854
Texas Capital Bancshares,
Inc.(a)	25,850	590,673
Umpqua Holdings Corp.	63,175	555,308
		2,155,797
COMMERCIAL SERVICES & SUPPLIES—2.1%
Interface, Inc., Class A	59,350	703,891
Mobile Mini, Inc.(a)	33,565	551,809
		1,255,700
COMMUNICATIONS EQUIPMENT—3.6%
Brocade Communications
Systems, Inc.(a)	174,575	754,164
Ciena Corp.(a)	51,150	572,880
Infinera Corp.(a)	96,600	745,752
		2,072,796
CONSUMER FINANCE—3.2%
Cash America International,
Inc.	17,825	911,927
First Cash Financial
Services, Inc.(a)	22,500	943,875
		1,855,802
CONTAINERS & PACKAGING—1.1%
Silgan Holdings, Inc.	17,275	634,684

DISTRIBUTORS—1.1%
LKQ Corp.(a)	26,700	645,072

DIVERSIFIED CONSUMER SERVICES—0.8%
American Public Education,
Inc.(a)	13,475	458,150

ELECTRICAL EQUIPMENT—2.5%
Belden, Inc.	27,600	711,804

		FAIR
	SHARES	VALUE
COMMON STOCKS—91.6%, continued
ELECTRICAL EQUIPMENT—2.5%, continued
Franklin Electric Co., Inc.	21,025	$ 762,787
		1,474,591
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—2.6%
Anixter International, Inc .	12,075	572,838
National Instruments Corp..	25,500	582,930
Rofin-Sinar Technologies,
Inc.(a)	17,975	345,120
		1,500,888
ENERGY EQUIPMENT & SERVICES—3.0%
Atwood Oceanics, Inc.(a)	7,100	243,956
C&J Energy Services,
Inc.(a)	32,475	533,889
CARBO Ceramics, Inc	4,850	497,271
Dril-Quip, Inc.(a)	8,375	451,496
		1,726,612
FOOD & STAPLES RETAILING—1.3%
Ruddick Corp.	20,025	780,775

HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
DexCom, Inc.(a)	59,075	708,900
Endologix, Inc.(a)	4,375	43,925
Zoll Medical Corp.(a)	19,400	732,156
		1,484,981
HEALTH CARE PROVIDERS & SERVICES—6.6%
Catalyst Health Solutions,
Inc.(a)	9,315	537,382
Health Management
Associates, Inc., Class
A(a)	67,950	470,214
HMS Holdings Corp.(a)	41,475	1,011,575
MWI Veterinary Supply,
Inc.(a)	14,850	1,021,977
PSS World Medical, Inc.(a)	20,000	393,800
Team Health Holdings,
Inc.(a)	26,825	440,467
		3,875,415
HEALTH CARE TECHNOLOGY—1.3%
Computer Programs &
Systems, Inc.	11,650	770,647

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Small Cap Fund

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—91.6%, continued
HOUSEHOLD DURABLES—0.4%
Tempur-Pedic International,
Inc.(a)	4,250	$ 223,592

INDUSTRIAL CONGLOMERATES—0.8%
Raven Industries, Inc.	10,350	498,870

INSURANCE—1.3%
AmTrust Financial Services,
Inc.	34,900	776,874

INTERNET SOFTWARE & SERVICES—4.2%
Active Network, Inc.(a)	48,650	717,588
Digital River, Inc.(a)	25,725	533,279
LivePerson, Inc.(a)	56,450	561,678
LogMeIn, Inc.(a)	18,425	611,894
		2,424,439
LEISURE EQUIPMENT & PRODUCTS—0.7%
Brunswick Corp.	29,700	416,988

LIFE SCIENCES TOOLS & SERVICES—1.3%
PAREXEL International
Corp.(a)	38,675	732,118

MACHINERY—8.4%
Actuant Corp., Class A	38,925	768,769
Albany International Corp.,
Class A	27,900	509,175
Astec Industries, Inc.(a)	25,275	740,052
CIRCOR International, Inc. .	17,825	523,520
CLARCOR, Inc.	18,350	759,323
Middleby Corp.(a)	10,550	743,353
Westport Innovations,
Inc.(a)	29,125	842,586
		4,886,778
MARINE—1.1%
Kirby Corp.(a)	12,200	642,208

MEDIA—2.3%
Cinemark Holdings, Inc	50,400	951,552
Live Nation Entertainment,
Inc.(a)	52,575	421,126
		1,372,678
METALS & MINING—2.8%
Carpenter Technology Corp.	22,100	992,069

		FAIR
	SHARES	VALUE
COMMON STOCKS—91.6%, continued
METALS & MINING—2.8%, continued
Haynes International, Inc.	14,825	$ 644,146
		1,636,215
OIL, GAS & CONSUMABLE FUELS—5.8%
Approach Resources, Inc.(a)	42,750	726,323
Brigham Exploration Co.(a)	22,450	567,087
Gulfport Energy Corp.(a)	27,575	666,763
Oasis Petroleum, Inc.(a)	23,700	529,221
Rosetta Resources, Inc.(a)	25,450	870,899
		3,360,293
PHARMACEUTICALS—0.3%
Endo Pharmaceuticals
Holdings, Inc.(a)	6,750	188,932

PROFESSIONAL SERVICES—1.1%
Insperity, Inc.	29,550	657,487

REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.9%
FirstService Corp.(a)	19,563	503,160

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.3%
Cirrus Logic, Inc.(a)	51,365	757,120

SOFTWARE—6.4%
Aspen Technology, Inc.(a) .	56,075	856,265
MicroStrategy, Inc., Class
A(a)	6,975	795,638
NICE Systems Ltd., ADR(a)	27,125	823,244
Pegasystems, Inc.	27,050	828,001
TIBCO Software, Inc.(a)	19,075	427,089
		3,730,237
SPECIALTY RETAIL—7.4%
DSW, Inc., Class A	23,700	1,094,466
Group 1 Automotive, Inc.	23,075	820,316
Hibbett Sports, Inc.(a)	23,050	781,165
Monro Muffler Brake, Inc.	23,400	771,498
Sonic Automotive, Inc.,
Class A	51,100	551,369
Ulta Salon Cosmetics &
Fragrance, Inc.(a)	4,500	280,035
		4,298,849
TEXTILES, APPAREL & LUXURY GOODS—3.8%
Crocs, Inc.(a)	40,750	964,553

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Small Cap Fund

September 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—91.6%, continued
TEXTILES, APPAREL & LUXURY GOODS—3.8%,
continued
Vera Bradley, Inc.(a)	18,725	$ 675,036
Warnaco Group, Inc.(a)	12,150	559,993
		2,199,582
THRIFTS & MORTGAGE FINANCE—0.8%
Capitol Federal Financial,
Inc	43,050	454,608

TRADING COMPANIES & DISTRIBUTORS—1.3%
WESCO International,
Inc.(a)	22,425	752,359

WIRELESS TELECOMMUNICATION SERVICES—0.8%
Leap Wireless International,
Inc.(a)	66,775	460,748
TOTAL COMMON STOCKS.		53,423,927

CORPORATE NOTES—0.6%
DEVELOPMENT AUTHORITIES—0.6%
Everence Community
Investment, Inc., 0.52%,
11/30/13+(b)	$ 80,000	$ 80,000
Everence Community
Investment, Inc., 0.78%,
11/30/13+(b)	195,000	195,000
Everence Community
Investment, Inc., 0.78%,
12/15/14+(b)	75,000	75,000
TOTAL
CORPORATE
NOTES		350,000

SHORT TERM INVESTMENT—6.0%
INVESTMENT COMPANY—6.0%
JPMorgan U.S. Government
Money Market Fund,
Agency Shares	3,470,679	3,470,679
TOTAL INVESTMENTS (Cost*
$55,517,433)—98.2%		$ 57,244,606
Other assets in excess of liabilities — 1.8%		1,028,428
NET ASSETS—100%		$ 58,273,034

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Small Cap Fund
September 30, 2011 (Unaudited)

+	Variable rate security. Rates presented are the rates in effect at September 30, 2011.

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	80,000	12/2010
Everence Community Investment, Inc.	0.78%	195,000	12/2010
Everence Community Investment, Inc.	0.78%	75,000	9/2011

 At September 30, 2011, these securities had an aggregate market value of $350,000, representing 0.6% of net assets.

* Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Genesis Conservative Portfolio

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 99.9%
Praxis Core Stock Fund,
Class I (a)	107,526	$ 1,193,537
Praxis Growth Index Fund,
Class I (a)	68,083	622,961
Praxis Intermediate Income
Fund, Class I (a)	934,371	9,988,425
Praxis International Fund,
Class I (a)	46,131	413,330
Praxis International Index
Fund, Class I (a)(b)	50,355	400,825
Praxis Small Cap Fund,
Class I (a)(b)	32,846	308,420
Praxis Value Index Fund,
Class I (a)	86,719	600,097
Total Mutual Funds		13,527,595

TOTAL INVESTMENTS (Cost*
$13,301,024)—99.9%		$ 13,527,595
Other assets in excess of liabilities — 0.1%		11,119
NET ASSETS—100%		$ 13,538,714

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Genesis Balanced Portfolio

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.0%
Praxis Core Stock Fund,
Class I (a)	617,218	$ 6,851,116
Praxis Growth Index Fund,
Class I (a)	288,408	2,638,938
Praxis Intermediate Income
Fund, Class I (a)	1,490,207	15,930,318
Praxis International Fund,
Class I (a)	256,097	2,294,628
Praxis International Index
Fund, Class I (a)(b)	287,343	2,287,252
Praxis Small Cap Fund,
Class I (a)(b)	366,185	3,438,480
Praxis Value Index Fund,
Class I (a)	361,765	2,503,414
Total Mutual Funds		35,944,146

TOTAL INVESTMENTS (Cost*
$35,941,631)—100.0%		$ 35,944,146
Other assets in excess of liabilities — 0.0%		7,517
NET ASSETS—100%		$ 35,951,663

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of portfolio investments
Praxis Genesis Growth Portfolio

September 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.0%
Praxis Core Stock Fund,
Class I (a)	615,274	$ 6,829,543
Praxis Growth Index Fund,
Class I (a)	310,590	2,841,902
Praxis Intermediate Income
Fund, Class I (a)	603,356	6,449,875
Praxis International Fund,
Class I (a)	275,358	2,467,212
Praxis International Index
Fund, Class I (a)(b)	309,704	2,465,242
Praxis Small Cap Fund,
Class I (a)(b)	435,969	4,093,745
Praxis Value Index Fund,
Class I (a)	386,463	2,674,326
Total Mutual Funds		27,821,845

TOTAL INVESTMENTS (Cost*
$28,134,087)—100.0%		$ 27,821,845
Liabilities in excess of other assets —
0.0%		(9,328)
NET ASSETS—100%		$ 27,812,517

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds
Notes to schedule of portfolio investments
September 30, 2011 (Unaudited)

1.  Organization:

The Praxis Mutual Funds (the “Trust”) is  an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated  September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as  amended (the “1940 Act”). As of September  30, 2011, the Trust consists of the Praxis Intermediate Income Fund, the Praxis Core Stock Fund,  the Praxis International Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the  Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis  Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and  Portfolios are also referred to individually as the Intermediate Income Fund, Core Stock Fund, International Fund, International Index  Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the  financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2011, the Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which is 3.75 percent.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period.  Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market  (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Investments in restricted securities are valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Portfolio’s investments in the underlying Praxis Mutual Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, repayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2011, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$4,494,223	$-	$4,494,223
Collateralized Mortgage Obligation	-	85,409	-	85,409
Commercial Mortgage Backed Securities	-	20,545,274	-	20,545,274
Foreign Bonds	-	4,359,176	-	4,359,176
Municipal Bonds	-	6,840,124	-	6,840,124
Corporate Bonds	-	137,247,449	-	137,247,449
Corporate Notes	-	-	3,330,935	3,330,935
Interest-Only Bonds	-	27,995	-	27,995
U.S. Government Agencies	-	110,783,938	-	110,783,938
Investment Company	3,796,534	-	-	3,796,534
Short Term Investment	13,908,416	-	-	13,908,416
Total Investments	$17,704,950	$284,383,588	$3,330,935	$305,419,473

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010				$2,803,207
Proceeds from Sales				-
Cost of Purchases				550,000
Change in unrealized appreciation (depreciation)				(22,272)
Balance as of September 30, 2011				$3,330,935

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011.

Core Stock Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$127,141,110	$-	$-	$127,141,110
Commercial Paper	-	4,317,953	-	4,317,953
Corporate Notes	-	-	1,786,324	1,786,324
Total Investments	$127,141,110	$4,317,953	$1,786,324	$133,245,387

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010				$2,179,868
Proceeds from Sales				(400,000)
Cost of Purchases				-
Change in unrealized appreciation (depreciation)				6,456
Balance as of September 30, 2011				$1,786,324

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011.

International Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Automobiles & Components	$-	$2,849,654	$-	$2,849,654
Banks	-	5,263,806	-	5,263,806
Capital Goods	-	3,577,531	-	3,577,531
Commercial & Professional Services	-	1,338,001	-	1,338,001
Commercial Services & Supplies	464,776	1,074,612	-	1,539,388
Consumer Durables & Apparel	431,286	2,053,222	-	2,484,508
Diversified Financials	-	1,068,725	-	1,068,725
Energy	1,529,018	5,119,521	-	6,648,539
Energy Equipment & Services	-	356,155	-	356,155
Financials	-	218,317	-	218,317
Food & Staples Retailing	-	523,307	-	523,307
Food, Beverage & Tobacco	-	2,323,045	-	2,323,045
Health Care Equipment & Services	-	1,329,569	-	1,329,569
Insurance	-	2,627,555	-	2,627,555
Materials	454,491	3,690,059	-	4,144,550
Media	-	876,084	-	876,084
Oil, Gas & Consumable Fuels	-	606,949	-	606,949
Pharmaceuticals & Biotechnology	522,308	5,105,837	-	5,628,145
Real Estate	978,687	-	-	978,687
Retailing	-	1,610,430	-	1,610,430
Semiconductors & Semiconductor Equipment	-	883,450	-	883,450
Software	355,022	-	-	355,022
Software & Services	1,102,392	1,837,196	-	2,939,588
Technology Hardware & Equipment	-	1,252,749	-	1,252,749
Telecommunication Services	784,182	3,802,201	-	4,586,383
Utilities	-	291,964	-	291,964
Total Common Stocks	6,622,162	49,679,939	-	56,302,101
Short Term Investment	1,684,304	-	-	1,684,304
Corporate Notes	-	-	832,984	832,984
Total Investments	$8,306,466	$49,679,939	$832,984	$58,819,389

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Assets:
Foreign Forward Currency Exchange Contracts	$-	$177,986	$-	$177,986
Liabilities:
Foreign Forward Currency Exchange Contracts	$-	$(157,326)	$-	$(157,326)
Total Other Financial Instruments	$-	$20,660	$-	$20,660

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/depreciation.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010				$1,079,513
Proceeds from Sales				(250,000)
Cost of Purchases				-
Change in unrealized appreciation (depreciation)				3,471
Balance as of September 30, 2011				$832,984

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011.

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Air Freight & Logistics	$16,876	$114,319	$-	$131,195
Airlines	181,709	-	-	181,709
Auto Components	349,454	252,900	-	602,354
Automobiles	1,418,538	-	-	1,418,538
Banks	430,185	187,518	-	617,703
Beverages	275,383	-	-	275,383
Biotechnology	54,130	61,406	-	115,536
Building Products	124,665	29,290	-	153,955
Capital Goods	101,351	62,216	-	163,567
Capital Markets	762,464	101,219	-	863,683
Chemicals	1,679,430	168,032	-	1,847,462
Commercial Banks	7,037,230	323,857	-	7,361,087
Commercial Services & Supplies	228,425	97,868	-	326,293
Communications Equipment	197,902	-	-	197,902
Computers & Peripherals	81,686	17,067	-	98,753
Construction & Engineering	159,424	124,990	-	284,414
Construction Materials	171,964	14,779	-	186,743
Consumer Durables & Apparel	-	43,634	-	43,634
Containers & Packaging	86,344	22,138	-	108,482
Distributors	41,653	20,023	-	61,676
Diversified Financial Services	312,288	18,052	-	330,340
Diversified Financials	50,700	72,513	-	123,213
Diversified Telecommunication Services	2,293,166	106,880	-	2,400,046
Electric Utilities	693,407	147,348	-	840,755
Electrical Equipment	798,064	48,913	-	846,977
Electronic Equipment, Instruments & Components	404,908	150,595	-	555,503
Energy Equipment & Services	353,734	-	-	353,734
Food & Staples Retailing	817,100	129,492	-	946,592
Food Products	708,649	-	-	708,649
Health Care Equipment & Supplies	104,173	95,949	-	200,122
Health Care Providers & Services	311,854	-	-	311,854
Health Care Technology	104,939	-	-	104,939
Hotels, Restaurants & Leisure	397,295	-	-	397,295
Household Durables	429,048	102,753	-	531,801
Household Products	162,752	51,631	-	214,383
Independent Power Producers & Energy Traders	177,598	23,170	-	200,768
Industrial Conglomerates	608,131	34,135	-	642,266
Insurance	1,799,548	296,058	-	2,095,606
Integrated Telecommunication Services	164,448	-	-	164,448
Internet Software & Services	191,686	-	-	191,686
IT Services	305,646	-	-	305,646
Life Sciences Tools & Services	88,498	-	-	88,498
Machinery	984,579	364,741	-	1,349,320
Marine	38,243	-	-	38,243
Materials	54,282	47,619	-	101,901
Media	964,807	48,192	-	1,012,999
Metals & Mining	4,141,753	177,209	-	4,318,962
Multiline Retail	66,564	-	-	66,564
Multi-Utilities	807,108	32,277	-	839,385

Description	Level 1	Level 2	Level 3	Total
Office Electronics	273,913	-	-	273,913
Oil, Gas & Consumable Fuels	5,376,526	223,281	-	5,599,807
Paper & Forest Products	70,329	58,445	-	128,774
Personal Products	532,789	37,265	-	570,054
Pharmaceuticals	3,794,685	233,181	-	4,027,866
Professional Services	-	27,984	-	27,984
Real Estate Investment Trusts (REITs)	-	31,198	-	31,198
Real Estate Management & Development	910,431	484,678	-	1,395,109
Retailing	-	106,503	-	106,503
Road & Rail	558,870	107,377	-	666,247
Semiconductors & Semiconductor Equipment	1,322,875	-	-	1,322,875
Software	707,951	13,258	-	721,209
Specialty Retail	342,282	3,028	-	345,310
Technology Hardware & Equipment	40,560	6,977	-	47,537
Telecommunication Services	513,014	-	-	513,014
Textiles, Apparel & Luxury Goods	396,955	30,663	-	427,618
Trading Companies & Distributors	281,740	14,416	-	296,156
Transportation Infrastructure	97,936	31,949	-	129,885
Trucking	51,084	-	-	51,084
Water Utilities	75,180	-	-	75,180
Wireless Telecommunication Services	$1,721,207	$38,038	$-	$1,759,245
Total Common Stocks	48,802,108	5,037,024	-	53,839,132
Short Term Investment	659,406	-	-	659,406
Total Investments	$49,461,514	$5,037,024	$-	$54,498,538

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011 and the Portfolio held no Level 3 securities as of September 30, 2011.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$47,593,424	$-	$-	$47,593,424
Corporate Notes	-	-	543,445	543,445
Short Term Investment	183,397	-	-	183,397
Total Investments	$47,776,821	$-	$543,445	$48,320,266

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010				$737,478
Proceeds from Sales				(200,000)
Cost of Purchases				-
Change in unrealized appreciation (depreciation)				5,967
Balance as of September 30, 2011				$543,445

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011.

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$33,582,492	$-	$-	$33,582,492
Corporate Notes	-	75,000	265,000	340,000
Short Term Investment	508,456	-	-	508,456
Total Investments	$34,090,948	$75,000	$265,000	$34,430,948

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010				$190,000
Proceeds from Sales				-
Cost of Purchases				75,000
Change in unrealized appreciation (depreciation)				-
Balance as of September 30, 2011				$265,000

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011.

Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$53,423,927	$-	$-	$53,423,927
Corporate Notes	-	75,000	275,000	350,000
Short Term Investment	3,470,679	-	-	3,470,679
Total Investments	$56,894,606	$75,000	$275,000	$57,244,606

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010				$200,000
Proceeds from Sales				-
Cost of Purchases				75,000
Change in unrealized appreciation (depreciation)				-
Balance as of September 30, 2011				$275,000

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011.

Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$13,527,595	$-	$-	$13,527,595
Total Investments	$13,527,595	$-	$-	$13,527,595

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011 and the Portfolio held no Level 3 securities as of September 30, 2011.

Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$35,944,146	$-	$-	$35,944,146
Total Investments	$35,944,146	$-	$-	$35,944,146

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011 and the Portfolio held no Level 3 securities as of September 30, 2011.

Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$27,821,845	$-	$-	$27,821,845
Total Investments	$27,821,845	$-	$-	$27,821,845

There were no significant transfers in and out of Levels 1, 2, or 3 during the nine months ended September 30, 2011 and the Portfolio held no Level 3 securities as of September 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

3.  Derivative Financial Instruments:

A derivative financial instrument in very general terms refers to an investment whose value is “derived” from the value of an underlying asset, reference rate or index. The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio or to manage a Fund’s foreign currency exposure or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund may enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments and Hedging Activities:

The following table sets forth the fair value of the Trust’s derivative contracts by primary risk exposure as of September 30, 2011:

Fair Value of Derivative Investments
As of September 30, 2011
	Asset Derivatives			Liabilities Derivatives
Derivatives not
accounted for as	Statement of			Statement of
hedging	Assets and			Assets and
instruments	Liabilities		Unrealized	Liabilities		Unrealized
under ASC 815	Location	Fund	Appreciation	Location	Fund	Depreciation
Unrealized
Forward Foreign	appreciation on			Unrealized
Currency	foreign currency			depreciation on
Exchange	exchange	International		foreign currency	International
Contracts	contracts	Fund	$ 177,986	exchange contracts	Fund	$ (157,326)

Community Development Investments:

The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

4.  Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2011:

				Net
	Tax cost	Gross	Gross	unrealized
	of portfolio	unrealized	unrealized	appreciation
	investment	appreciation	depreciation	(depreciation)
Intermediate Income Fund	$288,905,442	$ 17,952,141	$(1,438,110)	$ 16,514,031
Core Stock Fund	129,853,183	20,410,816	(17,018,612)	3,392,204
International Fund	58,225,074	5,930,226	(5,335,911)	594,315
International Index Fund	66,233,965	196,160	(11,931,587)	(11,735,427)
Value Index Fund	52,204,213	4,721,518	(8,605,465)	(3,883,947)
Growth Index Fund	33,279,920	4,610,060	(3,459,032)	1,151,028
Small Cap Fund	55,517,433	3,911,789	(2,184,616)	1,727,173
Conservative Portfolio	13,301,024	385,632	(159,061)	226,571
Balanced Portfolio	35,941,631	1,056,052	(1,053,537)	2,515
Growth Portfolio	28,134,087	846,402	(1,158,644)	(312,242)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Praxis Mutual Funds

By: (Signature and Title)

/s/Trent Statczar
Trent Statczar
Treasurer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/David Gautsche
David Gautsche
President

Date: November 23, 2011

By: (Signature and Title)

/s/Trent Statczar
Trent Statczar
Treasurer

Date: November 23, 2011